UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuators Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 620
Bloomington, Minnesota 55437
(Address of principal executive offices) (Zip code)

Kevin R. Miller
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55437
(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Cleveland, Ohio 44115

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

This Annual Review and Outlook pertain to the following Funds:

The E-Valuator Very Conservative (0%-15%) RMS

The E-Valuator Conservative (15%-30%) RMS

The E-Valuator Conservative/Moderate (30%-50%) RMS

The E-Valuator Moderate (50%-70%) RMS

The E-Valuator Growth (70%-85%) RMS

The E-Valuator Aggressive Growth (85%-99%) RMS

Each E-Valuator RMS (Risk-Managed Strategy) investment functions as an asset management service wrapped inside the structure of an open-end mutual fund. The E-Valuator analytical software is used to select the underlying investments, i.e., mutual funds and exchange-traded funds (ETF's), thereby making these investments a fund-of-funds (FOF).

The E-Valuator RMS funds are diversified, asset allocation funds. Diversification is accomplished by allocating assets across multiple asset classes, i.e., domestic bonds, foreign bonds, domestic stocks, and foreign stocks. The asset allocation for each Fund is continually adjusted based on a proprietary allocation model that incorporates both technical analysis and fundamental analysis utilizing multiple economic indicators (explained later) that seeks to maximize return while staying within the stated volatility goals for each Fund.

The E-Valuator RMS funds offer 2 classes of shares, i.e., Service shares and R4 shares. The difference between these share classes is the amount of revenue paid to an investment professional directly from the Fund. The Service share class pays zero basis points, 0.00%, to an investment professional, while the R4 share class pays 25 basis points, 0.25%.

Fiscal Year Performance ending September 30, 2021.

Below is the performance history for the Service share class of each E-Valuator RMS fund for the fiscal year ending September 30, 2021. Also, the fact sheets for each Fund as of September 30, 2021 have been included with this letter. These fact sheets provide additional performance history along with the important fund level information. Please take a moment to review the information contained on each fact sheet.

	Very Conservative RMS Fund	Conservative RMS Fund	Conserv./Moderate RMS Fund
Equity (stock) Allocation Range:	0% to 15%	15% to 30%	30% to 50%
Fixed Income (bond) Allocation Range:	85% to 100%	70% to 85%	50% to 70%
Fund's FY performance:	4.66%	8.83%	12.01%

	Moderate RMS Fund	Growth RMS Fund	Aggressive Growth RMS Fund
Equity (stock) Allocation Range:	50% to 70%	70% to 85%	85% to 99%
Fixed Income (bond) Allocation Range:	30% to 50%	15% to 30%	1% to 15%
Fund's FY performance:	15.98%	19.40%	23.02%

Comparable Fixed Income (bond) Index: Bloomberg US Aggregate Bond Index

Index FY performance: -2.70%

The **Bloomberg US Aggregate Bond Index**, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the US bond market.

Comparable Equity (stock) Index: Dow Jones Industrial Average

Index FY performance: +21.82%

The **Dow Jones Industrial Average**, Dow Jones, or simply the Dow, is a price-weighted measurement stock market index of 30 prominent companies listed on stock exchanges in the United States.

Performance is the result of investment selection, asset allocation, and active management. The E-Valuator software, an industry leading investment analytical tool, is the backbone to the underlying investment selection, monitoring, and replacement process. The active management component for each E-Valuator RMS Fund involves an ongoing diversified, asset allocation process that maintains a minimum/maximum equity allocation range commensurate to each Fund's volatility goals. Each E-Valuator RMS Fund is actively managed throughout the year based within their respective equity allocation range. Each Fund's performance was driven by the performance of the high-quality underlying holdings, as well as the asset allocating / active management throughout the year for the stock and bond markets. One of the most impactful active management moves that impacted the Funds in this fiscal year was management's decision to adjust the asset allocation in late-January to early-February in anticipation of inflation in Q4, 2021. A second impactful active management decision came half way through the fiscal year when more focused was placed on the mitigation of risk by lowering the stock allocation for each fund to the middle of its Equity Allocation Range.

Past performance is no guarantee of future results.

1 ANNUAL REPORT

Fiscal Year Ended 9/30/2021 - Brief Review

Primary Indicators are beginning to weaken

Consumer Sentiment

Consumer Sentiment peaked in April, 2021 for this fiscal year at 88.3, per University of Michigan survey. It dropped -26% in four months registering at 70.30 in August.

University of Michigan: Consumer Sentiment (UMCSENT)
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Observation: Sep 2021: 72.8 (+ more) Updated: Oct 29, 2021
Units: Index 1966:Q1=100, Not Seasonally Adjusted
Frequency: Monthly
1Y | 5Y | 10Y | Max
2020-09-01 to 2021-09-01
EDIT GRAPH
FRED — University of Michigan: Consumer Sentiment
Index 1966:Q1=100
90.0
87.5
85.0
82.5
80.0
77.5
75.0
72.5
70.0
Oct 2020
Nov 2020
Dec 2020
Jan 2021
Feb 2021
Mar 2021
Apr 2021
May 2021
Jun 2021
Jul 2021
Aug 2021
Sep 2021
Shaded areas indicate U.S. recessions.
Source: University of Michigan
fred.stlouisfed.org

Source: fred.stlouisfed.org

Producer Price Index

Producer Price Index is increasing at a rapid rate, up 39.9% from one year ago as of September, 2021. This is negatively impacting Personal Consumption Expenditures (lowering) and Consumer Price Index (rising).

FRED Graph
DOWNLOAD
1Y | 5Y | 10Y | Max
2020-10-01 to 2021-09-01
EDIT GRAPH
FRED
Consumer Price Index for All Urban Consumers: All Items in U.S. City Average
Producer Price Index by Commodity: All Commodities
Personal Consumption Expenditures
Percent Change from Year Ago, Change from Year Ago, Index 1982=100
50
40
30
20
10
0
-10
Nov 2020
Dec 2020
Jan 2021
Feb 2021
Mar 2021
Apr 2021
May 2021
Jun 2021
Jul 2021
Aug 2021
Sep 2021
Shaded areas indicate U.S. recessions.
Sources: BLS; BEA
fred.stlouisfed.org

Source: fred.stlouisfed.org

Manufacturers' New Orders: Consumer Durable Goods

Consumer Durable Goods orders peaked in December, 2020 for this fiscal year at $41.145 million. As of September, 2021, new orders have declined by -17% to $35.221 million.

Manufacturers' New Orders: Consumer Durable Goods (ACDGNO)
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Observation: Sep 2021: 35,221 (+ more) Updated: Nov 3, 2021
Units: Millions of Dollars, Seasonally Adjusted
Frequency: Monthly
1Y | 5Y | 10Y | Max
2020-10-01 to 2021-09-01
EDIT GRAPH
FRED — Manufacturers' New Orders: Consumer Durable Goods
Millions of Dollars
42,000
41,000
40,000
39,000
38,000
37,000
36,000
35,000
34,000
Nov 2020
Dec 2020
Jan 2021
Feb 2021
Mar 2021
Apr 2021
May 2021
Jun 2021
Jul 2021
Aug 2021
Sep 2021

Past performance is no guarantee of future results.

2 ANNUAL REPORT

Fiscal Year Ended 9/30/2021 - Brief Review (continued)

Primary Indicators are beginning to weaken

New Privately-Owned Housing Units Building Permits

New Privately-Owned Housing Units Building Permits peaked in January, 2021 at 1.883 thousand permits only to recently decline to 1.586 thousand (below October, 2020) representing a decline of -19% off the peak. Attributed to the increases in construction costs (labor and materials) and low inventories on appliances, plumbing supplies, etc.

New Privately-Owned Housing Units Authorized in Permit-Issuing Places: Total Units (PERMIT)
DOWNLOAD
Observation:
Sep 2021: 1,586 (+ more)
Updated: Oct 26, 2021
Units:
Thousands of Units, Seasonally Adjusted Annual Rate
Frequency:
Monthly
1Y | 5Y | 10Y | Max
2020-09-01 to 2021-09-01
EDIT GRAPH
FRED
— New Privately-Owned Housing Units Authorized in Permit-Issuing Places: Total Units
Thousands of Units
1,920
1,880
1,840
1,800
1,760
1,720
1,680
1,640
1,600
1,560
1,520
Nov 2020
Jan 2021
Mar 2021
May 2021
Jul 2021
Sep 2021

Source: fred.stlouisfed.org

Labor Force Participation Rate

Labor Force Participation Rate remains well below pre-pandemic levels.

Labor Force Participation Rate (CIVPART)
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Observation:
Sep 2020: 61.4 (+ more)
Updated: Nov 5, 2021
Units:
Percent, Seasonally Adjusted
Frequency:
Monthly
1Y | 5Y | 10Y | Max
2019-01-01 to 2020-09-01
EDIT GRAPH
FRED
— Labor Force Participation Rate
Percent
63.5
63.0
62.5
62.0
61.5
61.0
60.5
60.0
Mar 2019
May 2019
Jul 2019
Sep 2019
Nov 2019
Jan 2020
Mar 2020
May 2020
Jul 2020
Sep 2020

Source: fred.stlouisfed.org

Total Unfilled Job Vacancies

The total number of Unfilled Job Vacancies remains well above the recent 5-year average, however has recently turned in a positive direction in the most recent monthly report.

Total Unfilled Job Vacancies for the United States (LMJVTTUVUSM647N)
DOWNLOAD
Observation:
Aug 2021: 10,679,000 (+ more)
Updated: Nov 12, 2021
Units:
Persons, Not Seasonally Adjusted
Frequency:
Monthly
1Y | 5Y | 10Y | Max
2016-08-01 to 2021-08-01
EDIT GRAPH
FRED
— Total Unfilled Job Vacancies for the United States
Persons
12M
11M
10M
9M
8M
7M
6M
5M
Jan 2017
Jul 2017
Jan 2018
Jul 2018
Jan 2019
Jul 2019
Jan 2020
Jul 2020
Jan 2021
Jul 2021

Source: fred.stlouisfed.org

Past performance is no guarantee of future results.

3 ANNUAL REPORT

Is the US stock market undervalued or overvalued at the current level?

There are many indicators that can be used to ascertain the current status of the stock markets potential for expansion (growth) or contraction (loss). One indicator we consider is the Buffett Indicator.

<u>The Buffett indicator</u>

The Buffett Indicator is the ratio of total US stock market valuation to GDP, named after Warren Buffett. To calculate the ratio, we need to get data for both metrics: Total Market Value and GDP. As you can see it is currently beyond where it was just before the internet bubble (beyond the 2nd deviation), and according to this piece, it should be at this level only 2% of the time. As of November 4th, this indicator continues to determine the stock market has been **Strongly Overvalued** since April, 2021. Another point, whenever these readings get to a peak, or a trough, it seldom settles at that level and moves sideways for several years thereafter. Historically, it has reverses to the mean by correcting in the other direction.

Indicator Value as % of Historical Trendline
Buffett Indicator: Value vs. Historical Trend since 1950
with +/- 2 standard deviations
www.currentmarketvaluation.com
Strongly Overvalued
Over-valued
Fairly Valued
Under-valued
Strongly Undervalued
Values > 2 standard deviations above historic trend should occur ~2% of the time
(+2 Std Dev)
(+1 Std Dev)
Historical Trendline i.e. "Fairly Valued" Buffett Indicator
(-1 Std Dev)
(-2 Std Dev)
Values < 2 standard deviations below historic trend should occur ~2% of the time
Internet Bubble +68%
Nov 4, 2021
216% ratio of Market Value to GDP, 73% higher than long-term trend line
Bottom of Fin Crisis -47%
100%
80%
60%
40%
20%
0%
-20%
-40%
-60%
-80%
-100%
1950
1960
1970
1980
1990
2000
2010
2020

The Buffett Indicator does not take into consideration corporate earnings. Below is a similar chart but it takes into consideration price/earnings ratio. The P/E ratio is a classic measure of any security's value, indicating how many years of profits (at the current rate) it takes to recoup an investment in the stock. The current S&P500 10-year P/E Ratio is 39.3. This is 96% above the modern-era market average of 19.6, putting the current P/E 2.7 standard deviations above the modern-era average. This suggests that the market transitioned from overvalued to **Strongly Overvalued** in March of 2021. The below chart shows the historical trend of this ratio.

S&P500 P/E Ratio vs Historical Ave Since 1950
with +/- 2 standard deviations
www.currentmarketvaluation.com
Internet Bubble 132%
Nov 5, 2021
99% above ave
(+2 Std Dev)
(+1 Std Dev)
Historic Average
Bottom of Fin Crisis -34%
(-1 Std Dev)
(-2 Std Dev)
150%
100%
50%
0%
-50%
-100%
1950
1960
1970
1980
1990
2000
2010
2020

Past performance is no guarantee of future results.

4 ANNUAL REPORT

What influenced the stock market's positive return?

One of the reasons the stock market has done so well is the amount of liquidity the Federal Reserve has generated this year. Since the election in November, 2020, the M1 money supply has increased by over $2 trillion from $17.5 trillion to $19.8 trillion through September, 2021, per the Federal Reserve chart below. This is the most for any President in their first 10 months of office. Over 40% of the US currency in the economy today has been created in the past 2 years. Unprecedented.

M1 (M1SL)
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Observation:
Sep 2021: 19,862.2 (+ more)
Updated: Oct 26, 2021
Units:
Billions of Dollars, Seasonally Adjusted
Frequency:
Monthly
1Y | 5Y | 10Y | Max
2011-09-01 to 2021-09-01
EDIT GRAPH
FRED
— M1
Nov 2020: 17,589.1
Billions of Dollars
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021
Shaded areas indicate U.S. recessions.
Source: Board of Governors of the Federal Reserve System (US)
fred.stlouisfed.org

Source: fred.stlouisfed.org

Understanding M1

M1 money is a country's basic money supply that's used as a medium of exchange. M1 includes demand deposits and checking accounts, which are the most commonly used exchange mediums through the use of debit cards and ATMs. Of all the components of the money supply, M1 is defined the most narrowly.

M1 does not include financial assets, such as savings accounts and bonds. M1 money is the money supply metric most frequently utilized by economists to reference how much money is in circulation in a country.

US interest rates are currently near all-time lows. Broadly speaking, this means that investments made in low risk products (e.g., bonds) are paying little in returns, and so are not highly demanded by investors. Traditionally risk-averse investors have little else to do with cash right now other than to put it into riskier equities, which drives the stock market higher. The model below looks at the relative performance of the US stock market given current interest rates. As of November 5, 2021, when we observe that relative to a normal interest rate environment the US stock market has been considered **Overvalued** since October.

Real S&P500 Value Relative to Interest Rates
# of standard deviations from historical trendline
www.currentmarketvaluation.com
Nov 5: S&P price of $4,698 is 2.7 standard deviations above trendline. 10Y Treasury rates are 1.53%, about 1.5 std devs below trendline. Composite (sum) of the two suggest S&P500 is overvalued, given interest rates, and rising.
Strongly Overvalued
Over-valued
Fairly Valued
Under-valued
Strongly Undervalued
(+2 Std Dev)
(+1 Std Dev)
(Historical Trendline)
(-1 Std Dev)
(-2 Std Dev)
3
2
1
0
-1
-2
-3
1960
1970
1980
1990
2000
2010
2020

Top Performing Morningstar categories

In general, Domestic stock categories outperformed Foreign stocks, per Morningstar, Inc. Of the 3 sizes of companies (Large = >$10 billion; Medium = $2-$10 billion; or Small = <$2 billion), Small company stocks had the best year. Also, of the two different Management Styles (Growth Style = more momentum based, or Value Style = more financial based), Value Style management outperformed Growth Style management over this timeframe. As a result, the top performing investment category for fiscal year 2021 was Domestic, Small Cap Value stocks, with Domestic, Large Cap Growth stocks posting the poorest performance.

Past performance is no guarantee of future results.

5 ANNUAL REPORT

Foreign stocks did not perform as well as Domestic stocks primarily due to the COVID-19 virus causing economic shutdowns throughout Europe and Asia. Likewise, a strong dollar and the imposition of tariffs were burdensome on Foreign stocks. Foreign, Small-Mid cap, Value stocks performed the best in FY 2021, per Morningstar, Inc., with Foreign, Large-cap, Growth stocks posting the poorest performance.

2022 Outlook

From one perspective, we anticipate 2022 could be a strong year for the US stock market assuming the supply chain issues are completely resolved and our tax brackets are not raised. Resolving our current supply chain issues will allow our economy to generate the supply necessary to meet consumer demand. An efficient supply chain should assist with making the current inflationary environment more transitory as opposed to prolonged. Efficient supply chains will allow for economic expansion in the manufacturing sectors by way of getting the materials to the manufacturers allowing them to increase production while expanding their employment force.

From another perspective, we anticipate 2022 could be a struggle for the US stock market assuming the supply chain issues are not completely resolved and our tax brackets are raised. Inefficient supply chains will generate shortages in goods and materials, thereby driving prices higher (inflationary). Consumer spending typically declines when the prices for goods and services increase. This is especially true if tax rates are increased in conjunction with supply chain issues. As previously noted, we are beginning to see the decline in Consumer Sentiment as PPI and CPI have been increasing.

Topical Outlook

We continually collect and compile economic information from the world's largest money management firms, i.e. JP Morgan, Blackrock, Goldman Sachs, etc., to help formulate our outlook for future allocations. Basically, we capture this highly valued information from thousands of research analysts working inside these firms and compare their notes to obtain a consensus perspective. Below is our outlook for 2022 based on this data.

2022 Recession - Per the Federal Reserve's Smoothed Recession Probabilities chart below, the potential for a recession in the very near future is a possibility. Since 1970, a recession has occurred every time this factor has exceeded 40. It is currently at 44.40.

Smoothed U.S. Recession Probabilities (RECPROUSM156N)
DOWNLOAD
Observation:
Sep 2021: 44.40 (+ more)
Updated: Nov 1, 2021
Units:
Percent,
Not Seasonally Adjusted
Frequency:
Monthly
1Y | 5Y | 10Y | Max
1967-06-01
to
2021-09-01
EDIT GRAPH
FRED
— Smoothed U.S. Recession Probabilities
Percent
110
100
90
80
70
60
50
40
30
20
10
0
-10
1970
1975
1980
1985
1990
1995
2000
2005
2010
2015
2020

Source: fred.stlouisfed.org

Corporate Earnings - year-over-year (YOY) corporate earnings are expected to be mixed depending on supply chain recovery.

Unemployment - we anticipate unemployment will continually decline throughout 2022 based on there being over 10 million job openings.

GDP - we anticipate GDP will be struggle to exceed 2.5%, unless supply chain issues are promptly resolved.

Inflation - we anticipate inflation will continue to be an issue on economic expansion through the first half of 2022.

Currency - we anticipate the US dollar to weaken with the prospect of transitioning to a gold-backed, digital currency utilizing block chain technology for security purposes.

Fixed Income - the Federal Reserve may be forced to begin raising interest rates as early as late-Q2 or early Q3.

Domestic Equities - we anticipate some level of pullback in the US stock market that will allow for a re-deployment of assets at a better entry level than exists today.

Foreign Equities - China's ability to recover from the flooding and intermittent economic shutdowns in 2021, as well as, Evergrande's ability to manage it's debt obligations will prove to have significant impact throughout 2022 on the global and foreign markets.

Past performance is no guarantee of future results.

6 ANNUAL REPORT

General Disclosure: The material in not intended to be relied upon as a forecast, research, or investment advice, and is not a recommendation, offer, or solicitation to buy or sell any securities or to adopt any investment strategy. The opinions expressed are as of November 14, 2021, and may change as subsequent conditions vary. Commentaries contained in this report are provided as a general source of information based on proprietary and non-proprietary sources deemed to be reliable but are not guaranteed to be accurate. This material may contain "forward looking" information that is not purely historical in nature. Such information may include among other things, projections and forecasts. There is not guarantee that any forecasts made will come to pass. Reliance upon information in this material is at the sole discretion of the reader. Every effort has been made to ensure the accuracy of these commentaries at the time of publication, however, accuracy cannot be guaranteed. Market conditions may change and the manager accepts no responsibility for individual decisions arising from the use of or reliance on the information contained herein. This report does not take into account any investor's particular investment objectives, strategies, tax status or investment horizon.

The **Bloomberg US Aggregate Bond Index**, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the US bond market.

The **Dow Jones Industrial Average**, Dow Jones, or simply the Dow, is a price-weighted measurement stock market index of 30 prominent companies listed on stock exchanges in the United States.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

RISK DISCLOSURE: There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. These and other risks are described more fully in the fund's prospectus.

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

www.evaluatorfunds.com

7 ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Very Conservative (0%-15%) RMS Fund

EVVLX | EVVCX **Q3 2021**

Service Class | R4 Class **RMS (Risk Managed Strategy)**

Investor Suitability

Short-term loss tolerance	**Very low**
Stock market risk exposure	**Minimal**
Inflation risk exposure	**Significant**
Withdrawal target date	**< 2 years**

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily stability of principal.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 85%-100% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2021

	Average Annual Total Returns				
	QTR	**1-YR**	**3-YR**	**5-YR**	**Since Inception[2]**
EVVLX	**-0.28%**	**4.66%**	**4.16%**	**4.01%**	**3.42%**
EVVCX	**-0.36%**	**4.29%**	**3.92%**	**3.77%**	**3.11%**

Expense Ratio Gross/Net:[3] EVVLX 1.09%/1.00%; EVVCX 1.34%/1.25%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	**1.0% to 3.5%**	
	3-YR	**5-YR**
EVVLX	**7.10%**	**5.63%**
EVVCX	**7.13%**	**5.66%**
Barclays Agg Bond	3.49%	3.25%
S&P 500	18.81%	15.20%
Russell 2000	25.69%	21.11%
MSCI EAFE	17.88%	14.73%

Top 10 Holdings

VanEck Vectors Investment Grd Fl Rt
Vanguard Core Bond Admiral
American Funds Bond Fund of Amer F3
JPMorgan Short Duration Core Plus R6
Gabelli US Treasury MMkt AAA
iShares Ultra Short-Term Bond
iShares Fallen Angels USD Bond
DFA Short-Duration Real Return Instl
TIAA-CREF Core Plus Bond Instl
Hartford Floating Rate F

Underlying Investments

Morningstar Categories	29
Actively Managed Assets	51%
Passively Managed Assets	49%

Asset Allocation

	Percent
Domestic Large Cap	9.6
Domestic Mid Cap	1.8
Domestic Small Cap	0.7
Foreign Large Cap	0.6
Foreign Sm/Mid Cap	0.0
Bonds	86.3
Money Market	1.0

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

8 ANNUAL REPORT

Very Conservative (0%-15%) RMS Fund

Portfolio Managers

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $755 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVVLX	EVVCX
CUSIP	26929K306	26929K405
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	1.09%	1.34%
Expense Ratio Net[3]	1.00%	1.25%
AUM Fund Family	$755 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

9 ANNUAL REPORT

Conservative (15%-30%) RMS Fund

EVCLX | EVFCX **Q3 2021**

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Low
Stock market risk exposure	Below Ave.
Inflation risk exposure	Above Ave.
Withdrawal target date	2-4 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 70%-85% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2021

		Average Annual Total Returns			
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVCLX	-0.43%	8.83%	5.98%	6.07%	5.70%
EVFCX	-0.52%	8.42%	5.68%	5.77%	5.42%

Expense Ratio Gross/Net:[3] EVCLX 0.93%/0.86%; EVFCX 1.19%/1.12%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	2.5% to 5.0%	
	3-YR	5-YR
EVCLX	9.31%	7.44%
EVFCX	9.28%	7.41%
Barclays Agg Bond	3.49%	3.25%
S&P 500	18.81%	15.20%
Russell 2000	25.69%	21.11%
MSCI EAFE	17.88%	14.73%

Top 10 Holdings

- American Funds Bond Fund of Amer F3
- iShares Fallen Angels USD Bond
- JPMorgan Short Duration Core Plus R6
- Vanguard Core Bond Admiral
- DFA Short-Duration Real Return Instl
- Dodge & Cox Global Bond
- Fidelity Floating Rate High Income
- Hartford Floating Rate F
- JHancock Floating Rate Income R6
- Gabelli US Treasury MMkt AAA

Underlying Investments

Morningstar Categories	30
Actively Managed Assets	51%
Passively Managed Assets	49%

Asset Allocation

	Percent
Domestic Large Cap	18.3
Domestic Mid Cap	4.6
Domestic Small Cap	2.1
Foreign Large Cap	2.4
Foreign Sm/Mid Cap	0.4
Bonds	71.2
Money Market	1.0

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

10 ANNUAL REPORT

Conservative (15%-30%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $755 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVCLX	EVFCX
CUSIP	26929K702	26929K801
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.93%	1.19%
Expense Ratio Net[3]	0.86%	1.12%
AUM Fund Family	$755 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

11 ANNUAL REPORT

Conservative/Moderate (30%-50%) RMS Fund

EVTTX | EVFTX — **Q3 2021**

Service Class | R4 Class — **RMS (Risk Managed Strategy)**

Investor Suitability

Short-term loss tolerance	**Moderate**
Stock market risk exposure	**Below Ave.**
Inflation risk exposure	**Above Ave.**
Withdrawal target date	**4-6 years**

Performance[1] as of 9/30/2021

	QTR	Average Annual Total Returns 1-YR	3-YR	5-YR	Since Inception[2]
EVTTX	**-0.68%**	**12.01%**	**6.96%**	**6.60%**	**5.63%**
EVFTX	**-0.83%**	**11.65%**	**6.81%**	**6.46%**	**5.22%**

Expense Ratio Gross/Net:[3] EVTTX 1.10%/1.01%; EVFTX 1.36%/1.26%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Top 10 Holdings

- Vanguard Core Bond Admiral
- American Funds Bond Fund of Amer F3
- iShares Fallen Angels USD Bond ETF
- JPMorgan Short Duration Core Plus R6
- Dodge & Cox Global Bond
- DFA Short-Duration Real Return Instl
- Fidelity Floating Rate High Income
- Hartford Floating Rate F
- JHancock Floating Rate Income R6
- Gabelli US Treasury MMkt AAA

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Underlying Investments

Morningstar Categories	30
Actively Managed Assets	45%
Passively Managed Assets	55%

Asset Allocation

	Percent
Domestic Large Cap	30.5
Domestic Mid Cap	8.0
Domestic Small Cap	3.7
Foreign Large Cap	3.8
Foreign Sm/Mid Cap	0.9
Bonds	52.3
Money Market	0.8

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 50%-70% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**4.0% to 6.5%**	
	3-YR	**5-YR**
EVTTX	**12.25%**	**9.89%**
EVFTX	**12.27%**	**9.90%**
Barclays Agg Bond	3.49%	3.25%
S&P 500	18.81%	15.20%
Russell 2000	25.69%	21.11%
MSCI EAFE	17.88%	14.73%

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

12 ANNUAL REPORT

Conservative/Moderate (30%-50%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $755 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVTTX	EVFTX
CUSIP	26929K884	26929K876
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	1.10%	1.36%
Expense Ratio Net[3]	1.01%	1.26%
AUM Fund Family	$755 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

13 ANNUAL REPORT

Moderate (50%-70%) RMS Fund

EVMLX | EVFMX — Q3 2021

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Acceptable
Stock market risk exposure	Average
Inflation risk exposure	Average
Withdrawal target date	6-9 years

Performance[1] as of 9/30/2021

	QTR	Average Annual Total Returns 1-YR	3-YR	5-YR	Since Inception[2]
EVMLX	-1.24%	15.98%	8.27%	9.30%	8.41%
EVFMX	-1.33%	15.62%	7.98%	8.99%	8.13%

Expense Ratio Gross/Net:[3] EVMLX 0.91%/0.84%; EVFMX 1.17%/1.10%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Top 10 Holdings

- iShares Fallen Angels USD Bond
- Schwab US Dividend Equity
- Vanguard Core Bond Admiral
- American Funds Bond Fund of Amer F3
- Schwab US Large-Cap Growth
- JPMorgan US Value Factor
- Schwab S&P 500 Index
- Dodge & Cox Global Bond
- SPDR S&P 1500 Value Tilt
- TIAA-CREF Emerging Markets Debt Instl

Underlying Investments

Morningstar Categories	29
Actively Managed Assets	44%
Passively Managed Assets	56%

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide principal growth and income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 30%-50% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	5.5% to 8.5%	
	3-YR	5-YR
EVMLX	14.96%	11.98%
EVFMX	14.94%	11.96%
Barclays Agg Bond	3.49%	3.25%
S&P 500	18.81%	15.20%
Russell 2000	25.69%	21.11%
MSCI EAFE	17.88%	14.73%

Asset Allocation

	Percent
Domestic Large Cap	38.0
Domestic Mid Cap	12.1
Domestic Small Cap	6.8
Foreign Large Cap	7.6
Foreign Sm/Mid Cap	2.5
Bonds	32.5
Money Market	0.5

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

14 ANNUAL REPORT

Moderate (50%-70%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $755 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVMLX**	**EVFMX**
CUSIP	**26929K108**	**26929K207**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.91%**	**1.17%**
Expense Ratio Net[3]	**0.84%**	**1.10%**
AUM Fund Family	**$755 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

15 ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Growth (70%-85%) RMS Fund

EVGLX | EVGRX **Q3 2021**

Service Class | R4 Class **RMS (Risk Managed Strategy)**

Investor Suitability

Short-term loss tolerance	**High**
Stock market risk exposure	**Above Ave.**
Inflation risk exposure	**Below Ave.**
Withdrawal target date	**9-12 years**

Performance[1] as of 9/30/2021

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVGLX	**-1.57%**	**19.40%**	**9.78%**	**11.03%**	**10.14%**
EVGRX	**-1.71%**	**18.90%**	**9.44%**	**10.71%**	**9.80%**

Expense Ratio Gross/Net:[3] EVGLX 0.91%/0.84%; EVGRX 1.17%/1.10%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term growth and and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 15%-30% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**8.0% to 11%**	
	3-YR	**5-YR**
EVGLX	**16.99%**	**13.63%**
EVGRX	**17.05%**	**13.66%**
Barclays Agg Bond	3.49%	3.25%
S&P 500	18.81%	15.20%
Russell 2000	25.69%	21.11%
MSCI EAFE	17.88%	14.73%

Top 10 Holdings

- Schwab US Dividend Equity
- Schwab S&P 500 Index
- Schwab US Large-Cap Growth
- Gabelli US Treasury MMkt AAA
- TIAA-CREF Large-Cap Gr Idx Instl
- SPDR S&P 1500 Value Tilt
- Vanguard International Growth Adm
- iShares Fallen Angels USD Bond
- JPMorgan US Value Factor
- Vanguard Mid-Cap

Underlying Investments

Morningstar Categories	29
Actively Managed Assets	41%
Passively Managed Assets	59%

Asset Allocation

	Percent
Domestic Large Cap	43.4
Domestic Mid Cap	16.1
Domestic Small Cap	10.7
Foreign Large Cap	8.8
Foreign Sm/Mid Cap	3.8
Bonds	16.7
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

16 ANNUAL REPORT

Growth (70%-85%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $755 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVGLX	EVGRX
CUSIP	26929K868	26929K850
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.91%	1.17%
Expense Ratio Net[3]	0.84%	1.10%
AUM Fund Family	$755 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

17 ANNUAL REPORT

Aggressive Growth (85%-99%) RMS Fund

EVAGX | EVFGX **Q3 2021**

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Very high**
Stock market risk exposure	**Significant**
Inflation risk exposure	**Minimal**
Withdrawal target date	**> 12 years**

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term total return through principal appreciation and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 1%-15% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2021

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVAGX	**-1.83%**	**23.02%**	**10.13%**	**11.63%**	**10.39%**
EVFGX	**-1.96%**	**22.50%**	**9.81%**	**11.29%**	**9.92%**

Expense Ratio Gross/Net:[3] EVAGX 0.93%/0.86%; EVFGX 1.19%/1.12%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2023 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	9.5% to 13.5%	
	3-YR	5-YR
EVAGX	**18.90%**	**15.14%**
EVFGX	**18.86%**	**15.11%**
Barclays Agg Bond	3.49%	3.25%
S&P 500	18.81%	15.20%
Russell 2000	25.69%	21.11%
MSCI EAFE	17.88%	14.73%

Top 10 Holdings

- Schwab US Dividend Equity
- Schwab S&P 500 Index
- Schwab US Large-Cap Growth
- JPMorgan US Value Factor
- TIAA-CREF Large-Cap Gr Idx Instl
- SPDR Portfolio Developed Wld ex-US
- SPDR Portfolio High Yield Bond
- American Funds SMALLCAP World F3
- Gabelli US Treasury MMkt AAA
- Vanguard International Growth Adm

Underlying Investments

Morningstar Categories	29
Actively Managed Assets	39%
Passively Managed Assets	61%

Asset Allocation

	Percent
Domestic Large Cap	50.0
Domestic Mid Cap	19.3
Domestic Small Cap	12.8
Foreign Large Cap	9.5
Foreign Sm/Mid Cap	5.3
Bonds	2.6
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

18 ANNUAL REPORT

Aggressive Growth (85%-99%) RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012. He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $755 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVAGX**	**EVFGX**
CUSIP	**26929K504**	**26929K603**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.93%**	**1.19%**
Expense Ratio Net[3]	**0.86%**	**1.12%**
AUM Fund Family	**$755 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

19 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

SERVICE CLASS SHARES VS.

THE BLOOMBERG BARCLAYS US AGGREGATE BOND INDEX

AS OF SEPTEMBER 30, 2021 (unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2021	5 Years Ended 9/30/2021	Since Inception* 02/29/12 to 09/30/2021

The E-Valuator Very Conservative (0%-15%) RMS Fund- Service:	4.66%	4.01%	3.42%
The E-Valuator Very Conservative (0%-15%) RMS Fund- R4:	4.29%	3.77%	3.11%
Bloomberg Barclays US Aggregate Bond Index:	-0.90%	2.94%	2.93%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg Barclays US Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

20 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 31.5%
	AGGREGATE BOND — 7.7%
37,217	BlackRock Ultra Short-Term Bond	$1,879,645

	BROAD MARKET — 0.4%
1,739	JPMorgan U.S. Value Factor ETF	61,769
244	SPDR S&P 1500 Value Tilt ETF	35,278
		97,047
	CONVERTIBLE — 0.7%
513	iShares Convertible Bond ETF	51,167
1,374	SPDR Bloomberg Barclays Convertible Securities ETF	117,271
		168,438
	CORPORATE — 18.6%
43,760	iShares Fallen Angels USD Bond ETF	1,317,614
11,266	iShares Inflation Hedged Corporate Bond ETF	337,698
25,218	SPDR Portfolio High Yield Bond ETF	675,086
86,708	VanEck Investment Grade Floating Rate ETF	2,202,383
		4,532,781
	EMERGING MARKETS — 0.4%
1,201	Vanguard Emerging Markets Government Bond ETF	94,038

	GLOBAL — 0.1%
181	Vanguard Total World Stock ETF	18,431

	INTERNATIONAL — 0.2%
94	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund ETF	6,747
339	Schwab Fundamental International Large Co. Index ETF	11,129
115	SPDR Portfolio Developed World ex-US ETF	4,164
63	Vanguard FTSE All World ex-US Small-Cap ETF	8,423
165	Vanguard FTSE Developed Markets ETF	8,331
		38,794
	LARGE-CAP — 1.3%
65	Invesco QQQ Trust Series 1	23,267
966	Schwab Fundamental U.S. Large Co. Index ETF	52,116
1,260	Schwab U.S. Dividend Equity ETF	93,542
553	Schwab U.S. Large-Cap Growth ETF	81,894
248	SPDR Russell 1000 Yield Focus ETF	23,104
201	Vanguard Large-Cap ETF	40,385
		314,308
	MID-CAP — 0.2%
272	Schwab U.S. Mid-Cap ETF	20,852
97	Vanguard Mid-Cap ETF	22,966

21 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP (Continued)
28	Vanguard Mid-Cap Growth ETF	$6,616
		50,434
	PRECIOUS METALS — 1.7%
10,376	Aberdeen Standard Physical Silver Shares ETF*	221,735
5,476	iShares Gold Trust*	182,953
		404,688
	THEMATIC — 0.2%
359	Global X Founder-Run Cos. ETF	12,339
1,605	Global X U.S. Infrastructure Development ETF	40,783
		53,122
	Total Exchange-Traded Funds
	(Cost $7,568,156)	7,651,726
	EXCHANGE-TRADED NOTES — 0.6%
	INDUSTRIAL METALS — 0.6%
7,313	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	150,209
	Total Exchange-Traded Notes
	(Cost $170,006)	150,209

	MUTUAL FUNDS — 56.1%
	AGGREGATE BOND — 21.5%
160,010	American Funds - Bond Fund of America - Class F-3	2,153,732
40,250	Invesco Corporate Bond Fund - Class Y	316,763
108,915	Vanguard Core Bond Fund, Admiral Shares	2,323,167
3,498	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund	53,627
29,214	Wells Fargo Core Plus Bond Fund - Class R6	391,757
		5,239,046
	AGGREGATE BOND INTERMEDIATE — 4.1%
91,705	TIAA-CREF Core Plus Bond Fund - Class Institutional	1,003,250

	AGGREGATE BOND SHORT — 7.7%
190,146	JPMorgan Short Duration Core Plus Fund - Class R6	1,869,134

	BANK LOANS — 10.7%
83,664	Fidelity Advisor Floating Rate High Income Fund	793,975
108,032	Hartford Floating Rate Fund - Class F	904,227
108,458	John Hancock Floating Rate Income Fund - Class R6	903,454
		2,601,656
	BLEND BROAD MARKET — 0.1%
524	DFA U.S. Vector Equity Portfolio - Class Institutional	13,003

22 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 0.5%
1,001	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	$17,427
925	DFA U.S. Large Co. Portfolio - Class Institutional	29,888
651	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	23,921
613	Schwab S&P 500 Index Fund - Class Select	40,816
		112,052
	BLEND MID CAP — 0.0%
22	State Street Small/Mid Cap Equity Index Fund - Class K	7,947

	BLEND SMALL CAP — 0.0%
164	Fidelity Small Cap Index Fund - Class Institutional Premium	4,586

	EMERGING MARKET STOCK — 0.1%
612	Fidelity Emerging Markets Index Fund - Class Institutional Premium	7,650
88	New World Fund, Inc. - Class F-3	8,137
		15,787
	EMERGING MARKETS BOND — 2.0%
23,669	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	236,693
9,432	Vanguard Emerging Markets Bond Fund, Admiral Shares	260,711
		497,404
	FOREIGN AGGREGATE BOND — 8.2%
124,813	DFA Short Duration Real Return Portfolio - Class Institutional	1,313,028
56,353	Dodge & Cox Global Bond Fund	671,161
		1,984,189
	FOREIGN GROWTH — 0.2%
50	Smallcap World Fund, Inc. - Class F-3	4,459
206	Vanguard International Growth Fund, Admiral Shares	33,778
		38,237
	GROWTH BROAD MARKET — 0.0%
168	New Perspective Fund - Class R-6	11,240

	GROWTH LARGE CAP — 0.1%
614	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	34,604

	HIGH YIELD BOND — 0.4%
10,888	AB High Yield Portfolio - Class Advisor	109,208

	INFLATION PROTECTED — 0.1%
1,594	DFA Inflation Protected Securities Portfolio - Class Institutional	21,043
363	DFA LTIP Portfolio - Class Institutional	4,189
		25,232

23 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	THEMATIC SECTOR — 0.1%
807	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	$27,810

	VALUE LARGE CAP — 0.3%
755	Vanguard Windsor Fund, Admiral Shares	63,400
	Total Mutual Funds
	(Cost $13,588,925)	13,657,785

	MONEY MARKET FUNDS — 11.3%
1,804,589	Gabelli U.S. Treasury Money Market Fund, 0.00%[2]	1,804,589
954,476	Goldman Sachs Government Fund, 0.03%[2]	954,476
	Total Money Market Funds
	(Cost $2,759,065)	2,759,065
	TOTAL INVESTMENTS — 99.5%
	(Cost $24,086,152)	24,218,785
	Other Assets in Excess of Liabilities — 0.5%	121,844
	TOTAL NET ASSETS — 100.0%	$24,340,629

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of September 30, 2021.

See Notes to Financial Statements

24 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS
As of September 30, 2021

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	21.5%
Bank Loans	10.7%
Foreign Aggregate Bond	8.2%
Aggregate Bond Short	7.7%
Aggregate Bond Intermediate	4.1%
Emerging Markets Bond	2.0%
Blend Large Cap	0.5%
High Yield Bond	0.4%
Value Large Cap	0.3%
Foreign Growth	0.2%
Growth Large Cap	0.1%
Thematic Sector	0.1%
Inflation Protected	0.1%
Emerging Market Stock	0.1%
Blend Broad Market	0.1%
Growth Broad Market	0.0%
Blend Mid Cap	0.0%
Blend Small Cap	0.0%
Total Mutual Funds	56.1%
Exchange-Traded Funds
Corporate	18.6%
Aggregate Bond	7.7%
Precious Metals	1.7%
Large-cap	1.3%
Convertible	0.7%
Broad Market	0.4%
Emerging Markets	0.4%
Thematic	0.2%
Mid-cap	0.2%
International	0.2%
Global	0.1%
Total Exchange-Traded Funds	31.5%
Exchange-Traded Notes
Industrial Metals	0.6%
Money Market Funds	11.3%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See Notes to Financial Statements

25 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

SERVICE CLASS SHARES VS.

THE BLOOMBERG BARCLAYS US AGGREGATE BOND INDEX

AS OF SEPTEMBER 30, 2021 (unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2021	5 Years Ended 9/30/2021	Since Inception* 02/29/12 to 09/30/2021

The E-Valuator Conservative (15%-30%) RMS Fund- Service:	8.83%	6.07%	5.70%
The E-Valuator Conservative (15%-30%) RMS Fund- R4:	8.42%	5.77%	5.42%
Bloomberg Barclays US Aggregate Bond Index:	-0.90%	2.94%	2.93%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg Barclays US Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

26 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 27.9%
	BROAD MARKET — 1.9%
17,818	JPMorgan U.S. Value Factor ETF	$632,895
4,403	SPDR S&P 1500 Value Tilt ETF	636,586
		1,269,481
	CONVERTIBLE — 1.0%
3,557	iShares Convertible Bond ETF	354,775
3,846	SPDR Bloomberg Barclays Convertible Securities ETF	328,256
		683,031
	CORPORATE — 12.7%
173,671	iShares Fallen Angels USD Bond ETF	5,229,234
33,876	iShares Inflation Hedged Corporate Bond ETF	1,015,433
83,547	SPDR Portfolio High Yield Bond ETF	2,236,553
		8,481,220
	EMERGING MARKETS — 1.3%
1,031	Schwab Fundamental Emerging Markets Large Co. Index ETF	33,229
10,423	Vanguard Emerging Markets Government Bond ETF	816,121
		849,350
	GLOBAL — 0.5%
3,156	Vanguard Total World Stock ETF	321,376

	INTERNATIONAL — 1.2%
1,800	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund ETF	129,205
7,931	Schwab Fundamental International Large Co. Index ETF	260,375
772	Schwab International Small-Cap Equity ETF	32,053
5,473	SPDR Portfolio Developed World ex-US ETF	198,177
482	Vanguard FTSE All World ex-US Small-Cap ETF	64,439
2,648	Vanguard FTSE Developed Markets ETF	133,698
		817,947
	LARGE-CAP — 5.4%
957	Invesco QQQ Trust Series 1	342,568
11,794	Schwab Fundamental U.S. Large Co. Index ETF	636,286
16,600	Schwab U.S. Dividend Equity ETF	1,232,384
4,193	Schwab U.S. Large-Cap Growth ETF	620,941
4,169	SPDR Russell 1000 Yield Focus ETF	388,394
1,734	Vanguard Large-Cap ETF	348,395
		3,568,968
	MID-CAP — 0.7%
3,215	Schwab U.S. Mid-Cap ETF	246,462
820	Vanguard Mid-Cap ETF	194,143
217	Vanguard Mid-Cap Growth ETF	51,277
		491,882

27 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 2.3%
38,827	Aberdeen Standard Physical Silver Shares ETF*	$829,733
21,771	iShares Gold Trust*	727,369
		1,557,102
	SMALL-CAP — 0.4%
3,571	Invesco RAFI Strategic U.S. Small Co. ETF	134,635
455	Vanguard Small-Cap ETF	99,495
156	Vanguard Small-Cap Value ETF	26,405
		260,535
	THEMATIC — 0.5%
2,844	Global X Founder-Run Cos. ETF	97,748
10,046	Global X U.S. Infrastructure Development ETF	255,269
		353,017
	Total Exchange-Traded Funds
	(Cost $18,206,747)	18,653,909
	EXCHANGE-TRADED NOTES — 1.0%
	INDUSTRIAL METALS — 1.0%
32,802	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	673,753
	Total Exchange-Traded Notes
	(Cost $774,778)	673,753

	MUTUAL FUNDS — 66.3%
	AGGREGATE BOND — 20.1%
398,003	American Funds - Bond Fund of America - Class F-3	5,357,118
171,714	Invesco Corporate Bond Fund - Class Y	1,351,388
33,401	John Hancock Bond Trust - Class R6	548,774
243,369	Vanguard Core Bond Fund, Admiral Shares	5,191,055
11,315	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund	173,460
61,238	Wells Fargo Core Plus Bond Fund - Class R6	821,206
		13,443,001
	AGGREGATE BOND INTERMEDIATE — 3.1%
188,633	TIAA-CREF Core Plus Bond Fund - Class Institutional	2,063,642

	AGGREGATE BOND SHORT — 7.8%
531,525	JPMorgan Short Duration Core Plus Fund - Class R6	5,224,886

	BANK LOANS — 12.2%
286,243	Fidelity Advisor Floating Rate High Income Fund	2,716,445
324,751	Hartford Floating Rate Fund - Class F	2,718,162
326,154	John Hancock Floating Rate Income Fund - Class R6	2,716,859
		8,151,466

28 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.5%
12,380	DFA U.S. Vector Equity Portfolio - Class Institutional	$307,023

	BLEND LARGE CAP — 1.6%
14,637	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	254,830
8,547	DFA U.S. Large Co. Portfolio - Class Institutional	276,054
6,081	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	223,581
5,095	Schwab S&P 500 Index Fund - Class Select	339,041
		1,093,506
	BLEND MID CAP — 0.3%
549	State Street Small/Mid Cap Equity Index Fund - Class K	201,769

	BLEND SMALL CAP — 0.1%
1,268	Fidelity Small Cap Index Fund - Class Institutional Premium	35,492
901	Schwab Small-Cap Index Fund - Class Select	34,557
		70,049
	EMERGING MARKET STOCK — 0.1%
2,599	Fidelity Emerging Markets Index Fund - Class Institutional Premium	32,511
685	New World Fund, Inc. - Class F-3	63,218
		95,729
	EMERGING MARKETS BOND — 3.6%
115,504	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,155,044
46,123	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,274,835
		2,429,879
	FOREIGN AGGREGATE BOND — 10.8%
367,773	DFA Short Duration Real Return Portfolio - Class Institutional	3,868,970
281,158	Dodge & Cox Global Bond Fund	3,348,588
		7,217,558
	FOREIGN BLEND — 0.2%
2,311	DFA International Vector Equity Portfolio - Class Institutional	32,660
4,075	Harbor International Small Cap Fund - Class Retirement	66,346
1,875	Rainier International Discovery Series - Class Z	62,855
		161,861
	FOREIGN GOVERNMENT BOND — 0.0%
—[2]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	—[3]

	FOREIGN GROWTH — 0.9%
1,462	Smallcap World Fund, Inc. - Class F-3	131,300
2,296	Vanguard International Growth Fund, Admiral Shares	375,624
2,165	WCM International Small Cap Growth Fund - Class Institutional	68,233
		575,157

29 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 0.4%
3,854	New Perspective Fund - Class R-6	$258,072

	GROWTH LARGE CAP — 1.6%
18,854	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	1,062,772

	GROWTH SMALL CAP — 0.1%
906	Hood River Small-Cap Growth Fund - Class Retirement	67,662
654	JPMorgan Small Cap Growth Fund - Class R6	19,201
99	Vanguard Explorer Fund, Admiral Shares	13,253
		100,116
	HIGH YIELD BOND — 0.5%
34,783	AB High Yield Portfolio - Class Advisor	348,878

	INFLATION PROTECTED — 0.4%
19,591	DFA Inflation Protected Securities Portfolio - Class Institutional	258,597
1,293	DFA LTIP Portfolio - Class Institutional	14,938
		273,535
	THEMATIC SECTOR — 0.8%
14,853	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	511,538

	VALUE LARGE CAP — 1.0%
7,681	Vanguard Windsor Fund, Admiral Shares	644,698

	VALUE MID CAP — 0.2%
4,277	DFA U.S. Targeted Value Portfolio - Class Institutional	129,536
	Total Mutual Funds
	(Cost $43,775,351)	44,364,671
	MONEY MARKET FUNDS — 4.7%
2,230,844	Gabelli U.S. Treasury Money Market Fund, 0.00%[4]	2,230,844
904,866	Goldman Sachs Government Fund, 0.03%[4]	904,866
	Total Money Market Funds
	(Cost $3,135,710)	3,135,710
	TOTAL INVESTMENTS — 99.9%
	(Cost $65,892,586)	66,828,043
	Other Assets in Excess of Liabilities — 0.1%	40,943
	TOTAL NET ASSETS — 100.0%	$66,868,986

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50
[4]Effective 7 day yield as of September 30, 2021.

See Notes to Financial Statements

30 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	20.1%
Bank Loans	12.2%
Foreign Aggregate Bond	10.8%
Aggregate Bond Short	7.8%
Emerging Markets Bond	3.6%
Aggregate Bond Intermediate	3.1%
Blend Large Cap	1.6%
Growth Large Cap	1.6%
Value Large Cap	1.0%
Foreign Growth	0.9%
Thematic Sector	0.8%
High Yield Bond	0.5%
Blend Broad Market	0.5%
Inflation Protected	0.4%
Growth Broad Market	0.4%
Blend Mid Cap	0.3%
Foreign Blend	0.2%
Value Mid Cap	0.2%
Growth Small Cap	0.1%
Emerging Market Stock	0.1%
Blend Small Cap	0.1%
Foreign Government Bond	0.0%
Total Mutual Funds	66.3%
Exchange-Traded Funds
Corporate	12.7%
Large-cap	5.4%
Precious Metals	2.3%
Broad Market	1.9%
Emerging Markets	1.3%
International	1.2%
Convertible	1.0%
Mid-cap	0.7%
Thematic	0.5%
Global	0.5%
Small-cap	0.4%
Total Exchange-Traded Funds	27.9%
Exchange-Traded Notes
Industrial Metals	1.0%
Money Market Funds	4.7%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Notes to Financial Statements

31 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2021 (unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2021	5 Years Ended 9/30/2021	Since Inception* 02/29/12 to 09/30/2021

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund- Service:	12.01%	6.60%	5.63%
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund- R4:	11.65%	6.46%	5.22%
S&P 500® Index:	30.00%	16.90%	15.01%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

32 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 33.3%
	BROAD MARKET — 3.8%
17,511	JPMorgan U.S. Value Factor ETF	$621,991
3,922	SPDR S&P 1500 Value Tilt ETF	567,043
		1,189,034
	CONVERTIBLE — 1.0%
1,604	iShares Convertible Bond ETF	159,983
1,754	SPDR Bloomberg Barclays Convertible Securities ETF	149,704
		309,687
	CORPORATE — 9.7%
56,365	iShares Fallen Angels USD Bond ETF	1,697,150
20,557	iShares Inflation Hedged Corporate Bond ETF	616,196
28,727	SPDR Portfolio High Yield Bond ETF	769,022
		3,082,368
	EMERGING MARKETS — 1.1%
1,881	Schwab Fundamental Emerging Markets Large Co. Index ETF	60,625
3,834	Vanguard Emerging Markets Government Bond ETF	300,202
		360,827
	GLOBAL — 0.6%
2,015	Vanguard Total World Stock ETF	205,188

	INTERNATIONAL — 2.8%
2,052	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund ETF	147,293
8,223	Schwab Fundamental International Large Co. Index ETF	269,961
691	Schwab International Small-Cap Equity ETF	28,690
3,845	SPDR Portfolio Developed World ex-US ETF	139,228
212	Vanguard FTSE All World ex-US Small-Cap ETF	28,342
5,218	Vanguard FTSE Developed Markets ETF	263,457
		876,971
	LARGE-CAP — 8.7%
740	Invesco QQQ Trust Series 1	264,890
6,634	Schwab Fundamental U.S. Large Co. Index ETF	357,904
11,025	Schwab U.S. Dividend Equity ETF	818,496
5,284	Schwab U.S. Large-Cap Growth ETF	782,508
2,391	SPDR Russell 1000 Yield Focus ETF	222,751
1,474	Vanguard Large-Cap ETF	296,156
		2,742,705
	MID-CAP — 1.6%
3,473	Schwab U.S. Mid-Cap ETF	266,240
748	Vanguard Mid-Cap ETF	177,097
247	Vanguard Mid-Cap Growth ETF	58,366
		501,703

33 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 2.7%
19,526	Aberdeen Standard Physical Silver Shares ETF*	$417,271
13,218	iShares Gold Trust*	441,613
		858,884
	SMALL-CAP — 0.6%
2,311	Invesco RAFI Strategic U.S. Small Co. ETF	87,130
398	Vanguard Small-Cap ETF	87,031
178	Vanguard Small-Cap Value ETF	30,128
		204,289
	THEMATIC — 0.7%
1,661	Global X Founder-Run Cos. ETF	57,088
6,863	Global X U.S. Infrastructure Development ETF	174,389
		231,477
	Total Exchange-Traded Funds
	(Cost $10,094,675)	10,563,133
	EXCHANGE-TRADED NOTES — 1.3%
	INDUSTRIAL METALS — 1.3%
19,626	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	403,118
	Total Exchange-Traded Notes
	(Cost $453,593)	403,118

	MUTUAL FUNDS — 57.0%
	AGGREGATE BOND — 14.4%
139,558	American Funds - Bond Fund of America - Class F-3	1,878,452
18,934	Invesco Corporate Bond Fund - Class Y	149,014
7,823	John Hancock Bond Trust - Class R6	128,527
88,090	Vanguard Core Bond Fund, Admiral Shares	1,878,955
4,636	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund	71,073
35,369	Wells Fargo Core Plus Bond Fund - Class R6	474,293
		4,580,314
	AGGREGATE BOND INTERMEDIATE — 2.9%
83,811	TIAA-CREF Core Plus Bond Fund - Class Institutional	916,898

	AGGREGATE BOND SHORT — 5.3%
172,239	JPMorgan Short Duration Core Plus Fund - Class R6	1,693,108

	BANK LOANS — 9.1%
101,298	Fidelity Advisor Floating Rate High Income Fund	961,313
114,925	Hartford Floating Rate Fund - Class F	961,924
115,420	John Hancock Floating Rate Income Fund - Class R6	961,452
		2,884,689

34 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.5%
6,886	DFA U.S. Vector Equity Portfolio - Class Institutional	$170,774

	BLEND LARGE CAP — 4.4%
14,539	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	253,127
4,020	DFA U.S. Large Co. Portfolio - Class Institutional	129,845
5,256	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	193,260
12,219	Schwab S&P 500 Index Fund - Class Select	813,168
		1,389,400
	BLEND MID CAP — 0.6%
480	State Street Small/Mid Cap Equity Index Fund - Class K	176,216

	BLEND SMALL CAP — 0.1%
643	Fidelity Small Cap Index Fund - Class Institutional Premium	18,001
470	Schwab Small-Cap Index Fund - Class Select	18,016
		36,017
	EMERGING MARKET STOCK — 0.7%
4,637	Fidelity Emerging Markets Index Fund - Class Institutional Premium	58,010
1,739	New World Fund, Inc. - Class F-3	160,519
		218,529
	EMERGING MARKETS BOND — 3.1%
52,919	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	529,187
16,416	Vanguard Emerging Markets Bond Fund, Admiral Shares	453,746
		982,933
	FOREIGN AGGREGATE BOND — 7.4%
99,192	DFA Short Duration Real Return Portfolio - Class Institutional	1,043,503
109,384	Dodge & Cox Global Bond Fund	1,302,761
		2,346,264
	FOREIGN BLEND — 0.4%
1,054	DFA International Vector Equity Portfolio - Class Institutional	14,897
3,562	Harbor International Small Cap Fund - Class Retirement	57,986
1,368	Rainier International Discovery Series - Class Z	45,872
		118,755
	FOREIGN GROWTH — 1.4%
1,959	Smallcap World Fund, Inc. - Class F-3	175,935
1,308	Vanguard International Growth Fund, Admiral Shares	214,065
1,511	WCM International Small Cap Growth Fund - Class Institutional	47,614
		437,614
	GROWTH BROAD MARKET — 0.4%
1,766	New Perspective Fund - Class R-6	118,247

35 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 2.2%
12,556	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$707,767

	GROWTH SMALL CAP — 0.4%
745	Hood River Small-Cap Growth Fund - Class Retirement	55,663
604	JPMorgan Small Cap Growth Fund - Class R6	17,725
462	Lord Abbett Developing Growth Fund, Inc. - Class I	18,172
240	Vanguard Explorer Fund, Admiral Shares	32,228
		123,788
	HIGH YIELD BOND — 0.4%
14,308	AB High Yield Portfolio - Class Advisor	143,509

	INFLATION PROTECTED — 0.5%
10,665	DFA Inflation Protected Securities Portfolio - Class Institutional	140,784
527	DFA LTIP Portfolio - Class Institutional	6,085
		146,869
	THEMATIC SECTOR — 1.3%
11,623	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	400,311

	VALUE LARGE CAP — 1.1%
4,094	Vanguard Windsor Fund, Admiral Shares	343,585

	VALUE MID CAP — 0.4%
4,379	DFA U.S. Targeted Value Portfolio - Class Institutional	132,655
	Total Mutual Funds
	(Cost $17,435,214)	18,068,242

	MONEY MARKET FUNDS — 8.2%
925,069	Gabelli U.S. Treasury Money Market Fund, 0.00%[2]	925,069
1,681,829	Goldman Sachs Government Fund, 0.03%[2]	1,681,829
	Total Money Market Funds
	(Cost $2,606,898)	2,606,898
	TOTAL INVESTMENTS — 99.8%
	(Cost $30,590,380)	31,641,391
	Other Assets in Excess of Liabilities — 0.2%	62,901
	TOTAL NET ASSETS — 100.0%	$31,704,292

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of September 30, 2021.

See Notes to Financial Statements

36 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	14.4%
Bank Loans	9.1%
Foreign Aggregate Bond	7.4%
Aggregate Bond Short	5.3%
Blend Large Cap	4.4%
Emerging Markets Bond	3.1%
Aggregate Bond Intermediate	2.9%
Growth Large Cap	2.2%
Foreign Growth	1.4%
Thematic Sector	1.3%
Value Large Cap	1.1%
Emerging Market Stock	0.7%
Blend Mid Cap	0.6%
Blend Broad Market	0.5%
Inflation Protected	0.5%
High Yield Bond	0.4%
Value Mid Cap	0.4%
Growth Small Cap	0.4%
Foreign Blend	0.4%
Growth Broad Market	0.4%
Blend Small Cap	0.1%
Total Mutual Funds	57.0%
Exchange-Traded Funds
Corporate	9.7%
Large-cap	8.7%
Broad Market	3.8%
International	2.8%
Precious Metals	2.7%
Mid-cap	1.6%
Emerging Markets	1.1%
Convertible	1.0%
Thematic	0.7%
Global	0.6%
Small-cap	0.6%
Total Exchange-Traded Funds	33.3%
Exchange-Traded Notes
Industrial Metals	1.3%
Money Market Funds	8.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See Notes to Financial Statements

37 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR MODERATE (50%-70%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2021 (unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2021	5 Years Ended 9/30/2021	Since Inception* 02/29/12 to 09/30/2021

The E-Valuator Moderate (50%-70%) RMS Fund- Service:	15.98%	9.30%	8.41%
The E-Valuator Moderate (50%-70%) RMS Fund- R4:	15.62%	8.99%	8.13%
S&P 500® Index:	30.00%	16.90%	15.01%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

38 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.3%
	BROAD MARKET — 6.1%
172,189	JPMorgan U.S. Value Factor ETF	$6,116,153
39,336	SPDR S&P 1500 Value Tilt ETF	5,687,199
		11,803,352
	CONVERTIBLE — 1.0%
9,836	iShares Convertible Bond ETF	981,042
11,239	SPDR Bloomberg Barclays Convertible Securities ETF	959,249
		1,940,291
	CORPORATE — 8.9%
377,406	iShares Fallen Angels USD Bond ETF	11,363,695
32,841	iShares Inflation Hedged Corporate Bond ETF	984,409
180,894	SPDR Portfolio High Yield Bond ETF	4,842,532
		17,190,636
	EMERGING MARKETS — 0.9%
24,116	Schwab Fundamental Emerging Markets Large Co. Index ETF	777,259
12,283	Vanguard Emerging Markets Government Bond ETF	961,759
		1,739,018
	GLOBAL — 1.7%
32,277	Vanguard Total World Stock ETF	3,286,767

	INTERNATIONAL — 5.3%
44,718	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund ETF	3,209,876
68,394	Schwab Fundamental International Large Co. Index ETF	2,245,375
19,189	Schwab International Small-Cap Equity ETF	796,727
34,831	SPDR Portfolio Developed World ex-US ETF	1,261,231
2,628	Vanguard FTSE All World ex-US Small-Cap ETF	351,337
44,578	Vanguard FTSE Developed Markets ETF	2,250,743
		10,115,289
	LARGE-CAP — 14.5%
5,249	Invesco QQQ Trust Series 1	1,878,932
91,391	Schwab Fundamental U.S. Large Co. Index ETF	4,930,544
133,288	Schwab U.S. Dividend Equity ETF	9,895,301
50,163	Schwab U.S. Large-Cap Growth ETF	7,428,639
20,380	SPDR Russell 1000 Yield Focus ETF	1,898,648
9,098	Vanguard Large-Cap ETF	1,827,970
		27,860,034
	MID-CAP — 3.1%
21,019	Schwab U.S. Mid-Cap ETF	1,611,317
15,977	Vanguard Mid-Cap ETF	3,782,714
1,982	Vanguard Mid-Cap Growth ETF	468,347
		5,862,378

39 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 3.9%
170,382	Aberdeen Standard Physical Silver Shares ETF*	$3,641,063
114,862	iShares Gold Trust*	3,837,540
		7,478,603
	SMALL-CAP — 1.0%
21,558	Invesco RAFI Strategic U.S. Small Co. ETF	812,788
3,605	Vanguard Small-Cap ETF	788,305
1,714	Vanguard Small-Cap Value ETF	290,112
		1,891,205
	THEMATIC — 0.9%
11,247	Global X Founder-Run Cos. ETF	386,559
55,321	Global X U.S. Infrastructure Development ETF	1,405,707
		1,792,266
	Total Exchange-Traded Funds
	(Cost $84,368,104)	90,959,839
	EXCHANGE-TRADED NOTES — 1.7%
	INDUSTRIAL METALS — 1.7%
155,796	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,200,050
	Total Exchange-Traded Notes
	(Cost $3,658,673)	3,200,050
	MUTUAL FUNDS — 47.6%
	AGGREGATE BOND — 12.2%
618,021	American Funds - Bond Fund of America - Class F-3	8,318,565
—[2]	Columbia Bond Fund - Class I	—	[3]
499,391	Invesco Corporate Bond Fund - Class Y	3,930,212
403,799	Vanguard Core Bond Fund, Admiral Shares	8,613,026
31,921	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund	489,348
151,799	Wells Fargo Core Plus Bond Fund - Class R6	2,035,631
		23,386,782
	BANK LOANS — 5.4%
359,068	Fidelity Advisor Floating Rate High Income Fund	3,407,552
413,533	Hartford Floating Rate Fund - Class F	3,461,275
415,142	John Hancock Floating Rate Income Fund - Class R6	3,458,131
		10,326,958
	BLEND BROAD MARKET — 0.7%
55,691	DFA U.S. Vector Equity Portfolio - Class Institutional	1,381,142

	BLEND LARGE CAP — 5.7%
69,925	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	1,217,401
80,711	DFA U.S. Large Co. Portfolio - Class Institutional	2,606,952
24,885	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	915,004

40 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
92,592	Schwab S&P 500 Index Fund - Class Select	$6,162,011
		10,901,368
	BLEND MID CAP — 0.5%
2,647	State Street Small/Mid Cap Equity Index Fund - Class K	971,963

	BLEND SMALL CAP — 0.3%
10,909	Fidelity Small Cap Index Fund - Class Institutional Premium	305,444
7,974	Schwab Small-Cap Index Fund - Class Select	305,707
		611,151
	EMERGING MARKET STOCK — 1.5%
46,367	Fidelity Emerging Markets Index Fund - Class Institutional Premium	580,048
25,420	New World Fund, Inc. - Class F-3	2,346,512
		2,926,560
	EMERGING MARKETS BOND — 3.6%
532,288	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	5,322,881
54,549	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,507,726
		6,830,607
	FOREIGN AGGREGATE BOND — 5.6%
520,619	Delaware Diversified Income Fund - Class R6	4,794,898
501,915	Dodge & Cox Global Bond Fund	5,977,804
		10,772,702
	FOREIGN BLEND — 0.5%
13,510	DFA International Vector Equity Portfolio - Class Institutional	190,897
24,384	Harbor International Small Cap Fund - Class Retirement	396,974
9,316	Rainier International Discovery Series - Class Z	312,273
		900,144
	FOREIGN GROWTH — 3.9%
32,629	Smallcap World Fund, Inc. - Class F-3	2,930,091
26,244	Vanguard International Growth Fund, Admiral Shares	4,293,777
10,992	WCM International Small Cap Growth Fund - Class Institutional	346,467
		7,570,335
	GROWTH BROAD MARKET — 0.7%
20,624	New Perspective Fund - Class R-6	1,381,192

	GROWTH LARGE CAP — 2.3%
76,632	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	4,319,739

	GROWTH SMALL CAP — 1.2%
16,669	Hood River Small-Cap Growth Fund - Class Retirement	1,245,545
6,859	JPMorgan Small Cap Growth Fund - Class R6	201,378

41 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP (Continued)
5,263	Lord Abbett Developing Growth Fund, Inc. - Class I	$206,941
4,394	Vanguard Explorer Fund, Admiral Shares	589,718
		2,243,582
	HIGH YIELD BOND — 0.3%
65,623	AB High Yield Portfolio - Class Advisor	658,195

	INFLATION PROTECTED — 0.5%
71,656	DFA Inflation Protected Securities Portfolio - Class Institutional	945,857
3,467	DFA LTIP Portfolio - Class Institutional	40,049
		985,906
	THEMATIC SECTOR — 0.3%
18,293	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	630,010

	VALUE LARGE CAP — 1.0%
22,452	Vanguard Windsor Fund, Admiral Shares	1,884,428

	VALUE MID CAP — 1.4%
88,433	DFA U.S. Targeted Value Portfolio - Class Institutional	2,678,648
	Total Mutual Funds
	(Cost $85,192,146)	91,361,412

	MONEY MARKET FUNDS — 3.4%
5,251,256	Gabelli U.S. Treasury Money Market Fund, 0.00%[4]	5,251,256
1,350,827	Goldman Sachs Government Fund, 0.03%[4]	1,350,827
	Total Money Market Funds
	(Cost $6,602,083)	6,602,083
	TOTAL INVESTMENTS — 100.0%
	(Cost $179,821,006)	192,123,384
	Liabilities in Excess of Other Assets — (0.0)%	(52,656)
	TOTAL NET ASSETS — 100.0%	$192,070,728

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than $0.50
[3]Amount represents less than 0.5 shares.
[4]Effective 7 day yield as of September 30, 2021.

See Notes to Financial Statements

42 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	12.2%
Blend Large Cap	5.7%
Foreign Aggregate Bond	5.6%
Bank Loans	5.4%
Foreign Growth	3.9%
Emerging Markets Bond	3.6%
Growth Large Cap	2.3%
Emerging Market Stock	1.5%
Value Mid Cap	1.4%
Growth Small Cap	1.2%
Value Large Cap	1.0%
Growth Broad Market	0.7%
Blend Broad Market	0.7%
Inflation Protected	0.5%
Blend Mid Cap	0.5%
Foreign Blend	0.5%
High Yield Bond	0.3%
Thematic Sector	0.3%
Blend Small Cap	0.3%
Total Mutual Funds	47.6%
Exchange-Traded Funds
Large-cap	14.5%
Corporate	8.9%
Broad Market	6.1%
International	5.3%
Precious Metals	3.9%
Mid-cap	3.1%
Global	1.7%
Convertible	1.0%
Small-cap	1.0%
Thematic	0.9%
Emerging Markets	0.9%
Total Exchange-Traded Funds	47.3%
Exchange-Traded Notes
Industrial Metals	1.7%
Money Market Funds	3.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

43 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR GROWTH (70%-85%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2021 (unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2021	5 Years Ended 9/30/2021	Since Inception* 02/29/12 to 09/30/2021

The E-Valuator Growth (70%-85%) RMS Fund- Service:	19.40%	11.03%	10.14%
The E-Valuator Growth (70%-85%) RMS Fund- R4:	18.90%	10.71%	9.80%
S&P 500® Index:	30.00%	16.90%	15.01%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

44 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS
As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 51.9%
	BROAD MARKET — 5.4%
188,220	JPMorgan U.S. Value Factor ETF	$6,685,575
59,840	SPDR S&P 1500 Value Tilt ETF	8,651,667
		15,337,242
	CONVERTIBLE — 0.9%
14,685	iShares Convertible Bond ETF	1,464,682
13,445	SPDR Bloomberg Barclays Convertible Securities ETF	1,147,531
		2,612,213
	CORPORATE — 4.2%
258,050	iShares Fallen Angels USD Bond ETF	7,769,885
35,128	iShares Inflation Hedged Corporate Bond ETF	1,052,962
114,009	SPDR Portfolio High Yield Bond ETF	3,052,021
		11,874,868
	EMERGING MARKETS — 0.9%
54,094	Schwab Fundamental Emerging Markets Large Co. Index ETF	1,743,450
11,755	Vanguard Emerging Markets Government Bond ETF	920,416
		2,663,866
	GLOBAL — 2.1%
59,078	Vanguard Total World Stock ETF	6,015,913

	INTERNATIONAL — 10.1%
74,264	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund ETF	5,330,700
107,453	Schwab Fundamental International Large Co. Index ETF	3,527,682
118,028	Schwab International Small-Cap Equity ETF	4,900,522
144,110	SPDR Portfolio Developed World ex-US ETF	5,218,223
26,423	Vanguard FTSE All World ex-US Small-Cap ETF	3,532,491
127,545	Vanguard FTSE Developed Markets ETF	6,439,747
		28,949,365
	LARGE-CAP — 18.1%
7,752	Invesco QQQ Trust Series 1	2,774,906
128,826	Schwab Fundamental U.S. Large Co. Index ETF	6,950,163
248,203	Schwab U.S. Dividend Equity ETF	18,426,591
87,286	Schwab U.S. Large-Cap Growth ETF	12,926,184
50,500	SPDR Russell 1000 Yield Focus ETF	4,704,696
29,779	Vanguard Large-Cap ETF	5,983,196
		51,765,736
	MID-CAP — 4.5%
47,852	Schwab U.S. Mid-Cap ETF	3,668,334
30,460	Vanguard Mid-Cap ETF	7,211,710
8,465	Vanguard Mid-Cap Growth ETF	2,000,279
		12,880,323

45 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 4.1%
265,870	Aberdeen Standard Physical Silver Shares ETF*	$5,681,642
180,729	iShares Gold Trust*	6,038,156
		11,719,798
	SMALL-CAP — 0.6%
30,983	Invesco RAFI Strategic U.S. Small Co. ETF	1,168,133
3,418	Vanguard Small-Cap Value ETF	578,531
		1,746,664
	THEMATIC — 1.0%
10,249	Global X Founder-Run Cos. ETF	352,258
103,225	Global X U.S. Infrastructure Development ETF	2,622,947
		2,975,205
	Total Exchange-Traded Funds
	(Cost $133,886,420)	148,541,193
	EXCHANGE-TRADED NOTES — 1.7%
	INDUSTRIAL METALS — 1.7%
241,395	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	4,958,253
	Total Exchange-Traded Notes
	(Cost $5,653,433)	4,958,253

	MUTUAL FUNDS — 42.3%
	AGGREGATE BOND — 5.6%
436,787	American Funds - Bond Fund of America - Class F-3	5,879,155
239,777	Invesco Corporate Bond Fund - Class Y	1,887,044
279,958	Vanguard Core Bond Fund, Admiral Shares	5,971,502
49,723	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund	762,261
113,517	Wells Fargo Core Plus Bond Fund - Class R6	1,522,257
		16,022,219
	AGGREGATE BOND INTERMEDIATE — 1.5%
381,799	TIAA-CREF Core Plus Bond Fund - Class Institutional	4,176,877

	BANK LOANS — 3.0%
310,104	Fidelity Advisor Floating Rate High Income Fund	2,942,886
352,895	Hartford Floating Rate Fund - Class F	2,953,733
330,035	John Hancock Floating Rate Income Fund - Class R6	2,749,192
		8,645,811
	BLEND BROAD MARKET — 0.6%
68,917	DFA U.S. Vector Equity Portfolio - Class Institutional	1,709,154

	BLEND LARGE CAP — 6.8%
130,246	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	2,267,581
70,037	DFA U.S. Large Co. Portfolio - Class Institutional	2,262,197

46 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
38,196	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	$1,404,463
203,330	Schwab S&P 500 Index Fund - Class Select	13,531,627
		19,465,868
	BLEND MID CAP — 0.7%
5,507	State Street Small/Mid Cap Equity Index Fund - Class K	2,022,409

	BLEND SMALL CAP — 0.8%
42,068	Fidelity Small Cap Index Fund - Class Institutional Premium	1,177,894
30,741	Schwab Small-Cap Index Fund - Class Select	1,178,611
		2,356,505
	EMERGING MARKET STOCK — 2.5%
106,874	Fidelity Emerging Markets Index Fund - Class Institutional Premium	1,336,988
63,234	New World Fund, Inc. - Class F-3	5,837,154
		7,174,142
	EMERGING MARKETS BOND — 1.2%
267,059	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	2,670,592
30,487	Vanguard Emerging Markets Bond Fund, Admiral Shares	842,665
		3,513,257
	FOREIGN AGGREGATE BOND — 1.7%
407,191	Dodge & Cox Global Bond Fund	4,849,640

	FOREIGN BLEND — 1.0%
40,405	DFA International Vector Equity Portfolio - Class Institutional	570,925
35,819	Harbor International Small Cap Fund - Class Retirement	583,138
53,265	Rainier International Discovery Series - Class Z	1,785,455
		2,939,518
	FOREIGN GROWTH — 5.3%
62,121	Smallcap World Fund, Inc. - Class F-3	5,578,490
47,363	Vanguard International Growth Fund, Admiral Shares	7,749,126
57,698	WCM International Small Cap Growth Fund - Class Institutional	1,818,652
		15,146,268
	GROWTH BROAD MARKET — 1.0%
42,019	New Perspective Fund - Class R-6	2,814,034

	GROWTH LARGE CAP — 3.0%
152,380	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	8,589,634

	GROWTH SMALL CAP — 1.5%
36,954	Hood River Small-Cap Growth Fund - Class Retirement	2,761,227
9,911	JPMorgan Small Cap Growth Fund - Class R6	290,976

47 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP (Continued)
7,371	Lord Abbett Developing Growth Fund, Inc. - Class I	$289,832
6,695	Vanguard Explorer Fund, Admiral Shares	898,607
		4,240,642
	HIGH YIELD BOND — 0.1%
44,692	AB High Yield Portfolio - Class Advisor	448,264

	INFLATION PROTECTED — 0.3%
63,729	DFA Inflation Protected Securities Portfolio - Class Institutional	841,222
5,144	DFA LTIP Portfolio - Class Institutional	59,416
		900,638
	THEMATIC SECTOR — 1.5%
121,127	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	4,171,600

	VALUE LARGE CAP — 2.2%
73,924	Vanguard Windsor Fund, Admiral Shares	6,204,463

	VALUE MID CAP — 2.0%
193,399	DFA U.S. Targeted Value Portfolio - Class Institutional	5,858,067
	Total Mutual Funds
	(Cost $108,922,305)	121,249,010

	MONEY MARKET FUNDS — 4.1%
9,709,460	Gabelli U.S. Treasury Money Market Fund, 0.00%[2]	9,709,460
1,922,552	Goldman Sachs Government Fund, 0.03%[2]	1,922,552
	Total Money Market Funds
	(Cost $11,632,012)	11,632,012
	TOTAL INVESTMENTS — 100.0%
	(Cost $260,094,170)	286,380,468
	Liabilities in Excess of Other Assets — (0.0)%	(27,578)
	TOTAL NET ASSETS — 100.0%	$286,352,890

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of September 30, 2021.

See Notes to Financial Statements

48 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Blend Large Cap	6.8%
Aggregate Bond	5.6%
Foreign Growth	5.3%
Bank Loans	3.0%
Growth Large Cap	3.0%
Emerging Market Stock	2.5%
Value Large Cap	2.2%
Value Mid Cap	2.0%
Foreign Aggregate Bond	1.7%
Growth Small Cap	1.5%
Aggregate Bond Intermediate	1.5%
Thematic Sector	1.5%
Emerging Markets Bond	1.2%
Foreign Blend	1.0%
Growth Broad Market	1.0%
Blend Small Cap	0.8%
Blend Mid Cap	0.7%
Blend Broad Market	0.6%
Inflation Protected	0.3%
High Yield Bond	0.1%
Total Mutual Funds	42.3%
Exchange-Traded Funds
Large-cap	18.1%
International	10.1%
Broad Market	5.4%
Mid-cap	4.5%
Corporate	4.2%
Precious Metals	4.1%
Global	2.1%
Thematic	1.0%
Emerging Markets	0.9%
Convertible	0.9%
Small-cap	0.6%
Total Exchange-Traded Funds	51.9%
Exchange-Traded Notes
Industrial Metals	1.7%
Money Market Funds	4.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

49 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

SERVICE CLASS SHARES VS. THE S&P 500® INDEX

AS OF SEPTEMBER 30, 2021 (unaudited)

	Total Return	Average Annual Return

	One Year Ended 9/30/2021	5 Years Ended 9/30/2021	Since Inception* 02/29/12 to 09/30/2021

The E-Valuator Aggressive Growth (85%-99%) RMS Fund- Service:	23.02%	11.63%	10.39%
The E-Valuator Aggressive Growth (85%-99%) RMS Fund- R4:	22.50%	11.29%	9.92%
S&P 500® Index:	30.00%	16.90%	15.01%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

50 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 56.8%
	BROAD MARKET — 7.3%
167,714	JPMorgan U.S. Value Factor ETF	$5,957,201
37,136	SPDR S&P 1500 Value Tilt ETF	5,369,123
		11,326,324
	CONVERTIBLE — 0.4%
6,194	iShares Convertible Bond ETF	617,790

	CORPORATE — 1.3%
27,058	iShares Fallen Angels USD Bond ETF	814,716
21,203	iShares Inflation Hedged Corporate Bond ETF	635,560
18,456	SPDR Portfolio High Yield Bond ETF	494,067
		1,944,343
	EMERGING MARKETS — 0.7%
33,772	Schwab Fundamental Emerging Markets Large Co. Index ETF	1,088,471

	GLOBAL — 1.7%
26,019	Vanguard Total World Stock ETF	2,649,515

	INTERNATIONAL — 13.3%
48,415	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund ETF	3,475,248
94,727	Schwab Fundamental International Large Co. Index ETF	3,109,887
72,761	Schwab International Small-Cap Equity ETF	3,021,037
146,518	SPDR Portfolio Developed World ex-US ETF	5,305,417
19,781	Vanguard FTSE All World ex-US Small-Cap ETF	2,644,522
59,455	Vanguard FTSE Developed Markets ETF	3,001,883
		20,557,994
	LARGE-CAP — 21.2%
4,177	Invesco QQQ Trust Series 1	1,495,199
63,053	Schwab Fundamental U.S. Large Co. Index ETF	3,401,709
163,476	Schwab U.S. Dividend Equity ETF	12,136,458
49,828	Schwab U.S. Large-Cap Growth ETF	7,379,029
36,369	SPDR Russell 1000 Yield Focus ETF	3,388,220
23,871	Vanguard Large-Cap ETF	4,796,161
		32,596,776
	MID-CAP — 4.6%
19,788	Schwab U.S. Mid-Cap ETF	1,516,948
15,981	Vanguard Mid-Cap ETF	3,783,662
7,614	Vanguard Mid-Cap Growth ETF	1,799,188
		7,099,798
	PRECIOUS METALS — 4.4%
153,179	Aberdeen Standard Physical Silver Shares ETF*	3,273,435

51 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS (Continued)
104,570	iShares Gold Trust*	$3,493,684
		6,767,119
	SMALL-CAP — 0.7%
16,430	Invesco RAFI Strategic U.S. Small Co. ETF	619,451
2,743	Vanguard Small-Cap Value ETF	464,280
		1,083,731
	THEMATIC — 1.2%
9,985	Global X Founder-Run Cos. ETF	343,184
57,675	Global X U.S. Infrastructure Development ETF	1,465,522
		1,808,706
	Total Exchange-Traded Funds
	(Cost $78,072,890)	87,540,567
	EXCHANGE-TRADED NOTES — 1.9%
	INDUSTRIAL METALS — 1.9%
139,459	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	2,864,488
	Total Exchange-Traded Notes
	(Cost $3,299,502)	2,864,488

	MUTUAL FUNDS — 36.0%
	AGGREGATE BOND — 0.5%
36,684	Vanguard Core Bond Fund, Admiral Shares	782,462

	AGGREGATE BOND INTERMEDIATE — 0.6%
78,694	TIAA-CREF Core Plus Bond Fund - Class Institutional	860,909

	BANK LOANS — 0.8%
145,168	Hartford Floating Rate Fund - Class F	1,215,057

	BLEND BROAD MARKET — 0.6%
34,143	DFA U.S. Vector Equity Portfolio - Class Institutional	846,747

	BLEND LARGE CAP — 6.8%
44,112	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	767,985
23,042	DFA U.S. Large Co. Portfolio - Class Institutional	744,262
23,394	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	860,187
121,235	Schwab S&P 500 Index Fund - Class Select	8,068,174
		10,440,608
	BLEND MID CAP — 1.0%
4,244	State Street Small/Mid Cap Equity Index Fund - Class K	1,558,629

	BLEND SMALL CAP — 0.8%
23,320	Fidelity Small Cap Index Fund - Class Institutional Premium	652,960

52 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND SMALL CAP (Continued)
17,021	Schwab Small-Cap Index Fund - Class Select	$652,573
		1,305,533
	EMERGING MARKET STOCK — 3.4%
121,526	Fidelity Emerging Markets Index Fund - Class Institutional Premium	1,520,284
40,996	New World Fund, Inc. - Class F-3	3,784,357
		5,304,641
	EMERGING MARKETS BOND — 0.2%
15,942	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	159,415
2,798	Vanguard Emerging Markets Bond Fund, Admiral Shares	77,329
		236,744
	FOREIGN AGGREGATE BOND — 0.1%
18,101	Dodge & Cox Global Bond Fund	215,589

	FOREIGN BLEND — 0.9%
21,520	DFA International Vector Equity Portfolio - Class Institutional	304,083
24,455	Harbor International Small Cap Fund - Class Retirement	398,135
19,734	Rainier International Discovery Series - Class Z	661,483
		1,363,701
	FOREIGN GROWTH — 6.9%
56,572	Smallcap World Fund, Inc. - Class F-3	5,080,148
29,706	Vanguard International Growth Fund, Admiral Shares	4,860,190
22,877	WCM International Small Cap Growth Fund - Class Institutional	721,092
		10,661,430
	GROWTH BROAD MARKET — 2.3%
51,819	New Perspective Fund - Class R-6	3,470,348

	GROWTH LARGE CAP — 3.5%
96,955	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	5,465,328

	GROWTH SMALL CAP — 1.9%
22,348	Hood River Small-Cap Growth Fund - Class Retirement	1,669,851
8,303	JPMorgan Small Cap Growth Fund - Class R6	243,778
6,368	Lord Abbett Developing Growth Fund, Inc. - Class I	250,375
5,910	Vanguard Explorer Fund, Admiral Shares	793,228
		2,957,232
	THEMATIC SECTOR — 1.5%
66,851	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	2,302,341

	VALUE LARGE CAP — 1.9%
33,933	Vanguard Windsor Fund, Admiral Shares	2,848,019

53 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 2.3%
118,601	DFA U.S. Targeted Value Portfolio - Class Institutional	$3,592,427
	Total Mutual Funds
	(Cost $48,824,994)	55,427,745

	MONEY MARKET FUNDS — 5.4%
5,313,340	Gabelli U.S. Treasury Money Market Fund, 0.00%[2]	5,313,340
3,059,651	Goldman Sachs Government Fund, 0.03%[2]	3,059,651
	Total Money Market Funds
	(Cost $8,372,991)	8,372,991
	TOTAL INVESTMENTS — 100.1%
	(Cost $138,570,377)	154,205,791
	Liabilities in Excess of Other Assets — (0.1)%	(103,385)
	TOTAL NET ASSETS — 100.0%	$154,102,406

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of September 30, 2021.

See Notes to Financial Statements

54 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021

Security Type/Fund Objective	Percent of Total Net Assets
Exchange-Traded Funds
Large-cap	21.2%
International	13.3%
Broad Market	7.3%
Mid-cap	4.6%
Precious Metals	4.4%
Global	1.7%
Corporate	1.3%
Thematic	1.2%
Emerging Markets	0.7%
Small-cap	0.7%
Convertible	0.4%
Total Exchange-Traded Funds	56.8%
Mutual Funds
Foreign Growth	6.9%
Blend Large Cap	6.8%
Growth Large Cap	3.5%
Emerging Market Stock	3.4%
Value Mid Cap	2.3%
Growth Broad Market	2.3%
Growth Small Cap	1.9%
Value Large Cap	1.9%
Thematic Sector	1.5%
Blend Mid Cap	1.0%
Foreign Blend	0.9%
Blend Small Cap	0.8%
Bank Loans	0.8%
Aggregate Bond Intermediate	0.6%
Blend Broad Market	0.6%
Aggregate Bond	0.5%
Emerging Markets Bond	0.2%
Foreign Aggregate Bond	0.1%
Total Mutual Funds	36.0%
Exchange-Traded Notes
Industrial Metals	1.9%
Money Market Funds	5.4%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Notes to Financial Statements

55 ANNUAL REPORT

Statements of Assets and Liabilities

September 30, 2021

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$24,086,152	$65,892,586	$30,590,380	$179,821,006	$260,094,170	$138,570,377
Investments, at value	24,218,785	66,828,043	31,641,391	192,123,384	286,380,468	154,205,791
Receivables:
Fund shares sold	133,624	84,239	82,491	120,179	190,656	63,608
Dividends and interest	172	701	392	2,307	44,413	15,430
Due from Advisor	10,382	-	3,043	-	-	-
Prepaid offering costs	7,500	7,825	7,350	10,055	12,444	9,832
Prepaid expenses	4,133	7,471	4,655	16,580	23,644	14,912
Total assets	24,374,596	66,928,279	31,739,321	192,272,504	286,651,626	154,309,572

Liabilities:
Payables:
Fund shares redeemed	-	17,235	2,650	93,923	132,137	113,110
Investment advisory fees	-	1,923	-	29,915	68,650	37,100
Distribution fees (Note 2)	2,820	232	920	10,439	10,328	3,109
Shareholder servicing fees (Note 2)	2,669	3,758	1,517	10,315	9,635	1,278
Fund services and custody fees	9,089	12,351	9,255	23,765	35,212	19,725
Offering costs (Note 1)	56	219	95	589	946	497
Organizational fees (Note 1)	753	2,405	994	6,803	10,394	5,456
Audit and tax fees	15,500	15,500	15,500	15,090	15,500	15,500
Printing fees	330	1,058	435	3,075	4,570	2,396
Other accrued expenses	2,750	4,611	3,663	7,863	11,364	8,995
Total liabilities	33,967	59,293	35,029	201,776	298,736	207,166
Net Assets	$24,340,629	$66,868,986	$31,704,292	$192,070,728	$286,352,890	$154,102,406

Components of Net Assets:
Paid-in capital	$22,924,725	$59,294,204	$27,882,680	$154,202,814	$221,512,925	$118,241,865
Distributable earnings	1,415,904	7,574,782	3,821,612	37,867,914	64,839,965	35,860,541
Net Assets	$24,340,629	$66,868,986	$31,704,292	$192,070,728	$286,352,890	$154,102,406

Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$11,612,760	$49,648,397	$23,630,483	$147,069,147	$241,492,941	$140,725,941
Shares of beneficial interest issued and outstanding	1,073,462	4,313,008	2,008,949	11,580,669	18,291,981	9,692,156
Net asset value, offering and redemption price per share	$10.82	$11.51	$11.76	$12.70	$13.20	$14.52

Class R4 Shares:
Net assets applicable to shares outstanding	$12,727,869	$17,220,589	$8,073,809	$45,001,581	$44,859,949	$13,376,465
Shares of beneficial interest issued and outstanding	1,161,092	1,496,529	674,433	3,555,733	3,385,142	923,218
Net asset value, offering and redemption price per share	$10.96	$11.51	$11.97	$12.66	$13.25	$14.49

See Notes to Financial Statements

56 ANNUAL REPORT

Statements of Operations

For the Year Ended

September 30, 2021

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$479,435	$1,650,430	$634,988	$4,005,949	$5,099,348	$2,193,955
Interest	150	290	174	739	928	707
Total investment income	479,585	1,650,720	635,162	4,006,688	5,100,276	2,194,662

Expenses:
Contractual investment advisory fees (Note 2)	92,556	294,356	122,104	855,183	1,272,113	668,156
Distribution fees - Class R4 (Note 2)	27,770	41,163	15,594	100,071	95,800	32,741
Shareholder servicing fees - Service Class (Note 2)	2,425	3,716	1,243	3,599	4,976	5,830
Shareholder servicing fees - Class R4 (Note 2)	12,904	27,860	6,868	52,136	49,621	14,798
Fund accounting and administration fees (Note 2)	20,170	50,255	23,997	139,687	201,292	106,071
Transfer agent fees and expenses (Note 2)	6,408	11,538	7,278	24,776	32,810	19,287
Custody fees	13,057	15,222	14,174	23,217	28,025	17,762
Filing and registration fees	13,685	17,008	14,596	25,553	31,863	22,558
Printing fees	6,695	25,591	10,675	77,149	118,658	58,090
Audit and tax fees	18,192	24,343	18,855	41,273	53,218	32,668
Chief Compliance Officer fees	1,185	3,770	1,532	10,930	16,368	8,455
Trustee fees	1,608	5,196	2,104	15,034	22,221	11,526
Legal fees	12,884	41,317	16,580	120,227	178,498	90,031
Insurance fees	5,573	13,117	6,504	31,143	48,544	26,227
Organizational costs (Note 1)	4,226	13,582	5,745	39,112	58,983	32,112
Offering costs (Note 1)	4,325	4,652	4,252	6,465	7,996	6,067
Excise Tax	1,970	6,191	-	-	-	10,597
Other expenses	18,979	33,588	14,918	55,042	56,875	31,463
Total expenses	264,612	632,465	287,019	1,620,597	2,277,861	1,194,439
Advisory fee waivers (Note 2)	(63,501)	(79,544)	(52,587)	(132,748)	(158,027)	(84,031)
Net expenses	201,111	552,921	234,432	1,487,849	2,119,834	1,110,408
Net investment income	278,474	1,097,799	400,730	2,518,839	2,980,442	1,084,254

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	1,324,024	6,269,902	3,135,650	28,709,541	42,390,276	22,294,007
Securities sold short	-	4,716	1,908	13,205	20,454	10,697
Distributions of long-term realized gains from regulated investment companies	54,795	196,945	92,865	736,995	1,100,232	529,890
Net realized gain	1,378,819	6,471,563	3,230,423	29,459,741	43,510,962	22,834,594
Net change in unrealized appreciation/depreciation on:
Investments	(828,587)	(2,619,561)	(881,171)	(4,833,418)	486,290	3,138,144
Net change in unrealized appreciation/depreciation	(828,587)	(2,619,561)	(881,171)	(4,833,418)	486,290	3,138,144
Net realized and unrealized gain	550,232	3,852,002	2,349,252	24,626,323	43,997,252	25,972,738

Net Increase in Net Assets from Operations	$828,706	$4,949,801	$2,749,982	$27,145,162	$46,977,694	$27,056,992

See Notes to Financial Statements

57 ANNUAL REPORT

Statements of Changes in Net Assets

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$278,474	$336,513	$1,097,799	$1,069,037	$400,730	$295,030
Net realized gain (loss) on investments and securities sold short	1,378,819	(85,609)	6,471,563	775,020	3,230,423	(439,578)
Net change in unrealized appreciation/depreciation on investments	(828,587)	444,330	(2,619,561)	944,879	(881,171)	1,391,829
Net increase in net assets resulting from operations	828,706	695,234	4,949,801	2,788,936	2,749,982	1,247,281

Distributions to Shareholders:
Distributions:
Service Class	(109,147)	(192,250)	(767,656)	(1,680,618)	(262,999)	(178,035)
Class R4	(103,267)	(194,163)	(268,894)	(439,431)	(33,727)	(13,676)
Total distributions to shareholders	(212,414)	(386,413)	(1,036,550)	(2,120,049)	(296,726)	(191,711)

Capital Transactions:
Net proceeds from shares sold:
Service Class	9,577,337	4,691,305	18,067,917	7,759,673	9,322,714	7,682,287
Class R4	5,290,340	3,954,882	4,400,481	4,622,196	4,543,540	3,388,390
Reinvestment of distributions:
Service Class	109,147	192,250	767,656	1,680,618	262,999	177,935
Class R4	103,185	194,163	268,894	439,431	33,727	13,676
Cost of shares redeemed:
Service Class	(6,126,209)	(3,415,478)	(15,210,818)	(12,305,493)	(6,584,803)	(3,152,765)
Class R4	(3,166,997)	(2,946,981)	(3,609,849)	(2,719,356)	(892,340)	(574,090)
Net increase (decrease) in net assets from capital transactions	5,786,803	2,670,141	4,684,281	(522,931)	6,685,837	7,535,433

Total increase (decrease) in net assets	6,403,095	2,978,962	8,597,532	145,956	9,139,093	8,591,003
Net Assets:
Beginning of period	17,937,534	14,958,572	58,271,454	58,125,498	22,565,199	13,974,196
End of period	$24,340,629	$17,937,534	$66,868,986	$58,271,454	$31,704,292	$22,565,199
Capital Share Transactions:
Shares sold:
Service Class	887,194	468,684	1,565,217	754,358	798,203	764,212
Class R4	482,298	382,168	385,430	438,118	384,426	326,276
Shares reinvested:
Service Class	10,258	18,848	69,471	160,513	23,661	17,531
Class R4	9,545	18,734	24,268	41,708	2,972	1,239
Shares redeemed:
Service Class	(566,048)	(338,160)	(1,327,766)	(1,199,719)	(565,838)	(315,750)
Class R4	(289,152)	(281,954)	(316,196)	(264,855)	(74,605)	(55,108)
Net increase (decrease) in capital share transactions	534,095	268,320	400,424	(69,877)	568,819	738,400

[1]	With the Plan of Reorganization with respect to the E-Valuator Funds, Service Class shareholders and R4 Class shareholders received Service Class shares, and R4 Class shares, respectively, of the newly formed E-Valuator Funds, effective as of the close of business on May 21, 2021. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements

58 ANNUAL REPORT

Statements of Changes in Net Assets - Continued

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021[1]	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,518,839	$2,446,746	$2,980,442	$2,805,180	$1,084,254	$998,500
Net realized gain (loss) on investments and securities sold short	29,459,741	2,357,825	43,510,962	10,460,766	22,834,594	2,536,762
Net change in unrealized appreciation/depreciation on investments	(4,833,418)	7,424,520	486,290	11,657,184	3,138,144	7,540,328
Net increase in net assets resulting from operations	27,145,162	12,229,091	46,977,694	24,923,130	27,056,992	11,075,590

Distributions to Shareholders:
Distributions:
Service Class	(5,092,144)	(3,800,913)	(13,105,844)	(3,136,540)	(3,670,478)	(872,851)
Class R4	(1,207,140)	(732,068)	(1,678,147)	(293,244)	(341,992)	(77,452)
Total distributions to shareholders	(6,299,284)	(4,532,981)	(14,783,991)	(3,429,784)	(4,012,470)	(950,303)

Capital Transactions:
Net proceeds from shares sold:
Service Class	34,209,471	18,112,745	32,731,010	29,790,199	36,434,640	27,240,697
Class R4	11,949,858	9,784,051	14,267,520	4,210,226	5,075,180	1,268,911
Reinvestment of distributions:
Service Class	5,092,144	3,800,704	13,105,844	3,135,516	3,670,478	872,814
Class R4	1,207,140	732,068	1,678,147	293,243	341,992	77,452
Cost of shares redeemed:
Service Class	(43,663,741)	(38,829,571)	(48,033,285)	(42,535,059)	(25,578,611)	(14,502,086)
Class R4	(5,026,760)	(7,809,996)	(3,416,959)	(4,525,666)	(3,604,447)	(2,168,025)
Net increase (decrease) in net assets from capital transactions	3,768,112	(14,209,999)	10,332,277	(9,631,541)	16,339,232	12,789,763

Total increase (decrease) in net assets	24,613,990	(6,513,889)	42,525,980	11,861,805	39,383,754	22,915,050
Net Assets:
Beginning of period	167,456,738	173,970,627	243,826,910	231,965,105	114,718,652	91,803,602
End of period	$192,070,728	$167,456,738	$286,352,890	$243,826,910	$154,102,406	$114,718,652
Capital Share Transactions:
Shares sold:
Service Class	2,758,018	1,707,577	2,504,566	2,779,756	2,558,803	2,460,011
Class R4	944,961	917,403	1,076,806	381,435	352,483	109,209
Shares reinvested:
Service Class	435,598	347,812	1,094,891	285,260	283,654	74,991
Class R4	103,263	66,733	139,265	26,488	26,388	6,610
Shares redeemed:
Service Class	(3,469,039)	(3,708,342)	(3,672,137)	(4,007,033)	(1,775,313)	(1,330,868)
Class R4	(399,852)	(726,761)	(259,153)	(401,886)	(245,135)	(190,585)
Net increase (decrease) in capital share transactions	372,949	(1,395,578)	884,238	(935,980)	1,200,880	1,129,368

[1]	With the Plan of Reorganization with respect to the E-Valuator Funds, Service Class shareholders and R4 Class shareholders received Service Class shares, and R4 Class shares, respectively, of the newly formed E-Valuator Funds, effective as of the close of business on May 21, 2021. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements

59 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.47	$10.39	$10.51	$10.55	$10.15
Income from Investment Operations:
Net investment income[2]	0.15	0.23	0.27	0.29	0.22
Net realized and unrealized gain	0.34	0.16	0.11	0.01	0.26
Total from investment operations	0.49	0.39	0.38	0.30	0.48

Less Distributions:
From net investment income	(0.12)	(0.31)	(0.39)	(0.26)	(0.07)
From net realized gain	(0.02)	-	(0.11)	(0.08)	(0.01)
Total distributions	(0.14)	(0.31)	(0.50)	(0.34)	(0.08)
Net asset value, end of period	$10.82	$10.47	$10.39	$10.51	$10.55

Total return	4.66%	3.81%	4.02%	2.84%	4.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,613	$7,772	$6,156	$10,420	$11,693

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.10%	1.11%	0.93%	0.90%	0.89%
After fees waived and expenses absorbed[3]	0.82%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.51%	2.26%	2.69%	2.78%	2.14%

Portfolio turnover rate	287%	303%	319%	389%	190%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

60 ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.61	$10.49	$10.48	$10.53	$10.13
Income from Investment Operations:
Net investment income[2]	0.13	0.21	0.24	0.27	0.19
Net realized and unrealized gain	0.33	0.15	0.14	-	0.27
Total from investment operations	0.46	0.36	0.38	0.27	0.46

Less Distributions:
From net investment income	(0.09)	(0.24)	(0.26)	(0.24)	(0.05)
From net realized gain	(0.02)	-	(0.11)	(0.08)	(0.01)
Total distributions	(0.11)	(0.24)	(0.37)	(0.32)	(0.06)
Net asset value, end of period	$10.96	$10.61	$10.49	$10.48	$10.53

Total return	4.29%	3.55%	3.92%	2.58%	4.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,728	$10,166	$8,802	$5,802	$2,608

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.44%	1.31%	1.17%	1.17%	1.14%
After fees waived and expenses absorbed[3]	1.11%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.22%	2.01%	2.40%	2.62%	1.89%

Portfolio turnover rate	287%	303%	319%	389%	190%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

61 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.76	$10.60	$10.91	$10.84	$10.25
Income from Investment Operations:
Net investment income[2]	0.20	0.20	0.28	0.29	0.25
Net realized and unrealized gain	0.74	0.35	0.06	0.30	0.45
Total from investment operations	0.94	0.55	0.34	0.59	0.70

Less Distributions:
From net investment income	-	(0.38)	(0.33)	(0.30)	(0.09)
From net realized gain	(0.19)	(0.01)	(0.32)	(0.22)	(0.02)
Total distributions	(0.19)	(0.39)	(0.65)	(0.52)	(0.11)
Net asset value, end of period	$11.51	$10.76	$10.60	$10.91	$10.84

Total return	8.83%	5.36%	3.81%	5.57%	6.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,648	$43,116	$45,488	$47,832	$44,436

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.86%	0.94%	0.76%	0.71%	0.73%
After fees waived and expenses absorbed[3]	0.74%	0.80%	0.69%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.78%	1.94%	2.74%	2.68%	2.37%

Portfolio turnover rate	296%	329%	354%	322%	143%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

62 ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.80	$10.64	$10.91	$10.82	$10.24
Income from Investment Operations:
Net investment income[2]	0.16	0.18	0.25	0.27	0.21
Net realized and unrealized gain	0.74	0.34	0.08	0.30	0.45
Total from investment operations	0.90	0.52	0.33	0.57	0.66

Less Distributions:
From net investment income	-	(0.35)	(0.28)	(0.26)	(0.06)
From net realized gain	(0.19)	(0.01)	(0.32)	(0.22)	(0.02)
Total distributions	(0.19)	(0.36)	(0.60)	(0.48)	(0.08)
Net asset value, end of period	$11.51	$10.80	$10.64	$10.91	$10.82

Total return	8.42%	5.01%	3.66%	5.34%	6.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,221	$15,155	$12,638	$12,016	$9,474

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.27%	1.16%	1.01%	0.97%	1.09%
After fees waived and expenses absorbed[3]	1.15%	1.05%	0.94%	0.90%	1.00%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.37%	1.70%	2.47%	2.44%	2.01%

Portfolio turnover rate	296%	329%	354%	322%	143%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

63 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.64	$10.15	$10.61	$11.01	$10.28
Income from Investment Operations:
Net investment income[2]	0.18	0.17	0.20	0.15	0.29
Net realized and unrealized gain	1.09	0.45	0.01	0.25	0.58
Total from investment operations	1.27	0.62	0.21	0.40	0.87

Less Distributions:
From net investment income	(0.15)	(0.13)	(0.12)	(0.38)	(0.11)
From net realized gain	-	-	(0.55)	(0.42)	(0.03)
Total distributions	(0.15)	(0.13)	(0.67)	(0.80)	(0.14)
Net asset value, end of period	$11.76	$10.64	$10.15	$10.61	$11.01

Total return	12.01%	6.20%	2.77%	3.66%	8.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,630	$18,658	$13,059	$12,684	$14,291

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.97%	1.09%	0.97%	0.81%	0.87%
After fees waived and expenses absorbed[3]	0.78%	0.80%	0.80%	0.73%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.56%	1.66%	2.07%	1.43%	2.74%

Portfolio turnover rate	273%	280%	329%	237%	158%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

64 ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.80	$10.27	$10.70	$11.03	$10.26
Income from Investment Operations:
Net investment income[2]	0.14	0.15	0.17	0.12	0.26
Net realized and unrealized gain	1.11	0.50	0.03	0.28	0.59
Total from investment operations	1.25	0.65	0.20	0.40	0.85

Less Distributions:
From net investment income	(0.08)	(0.12)	(0.08)	(0.31)	(0.05)
From net realized gain	-	-	(0.55)	(0.42)	(0.03)
Total distributions	(0.08)	(0.12)	(0.63)	(0.73)	(0.08)
Net asset value, end of period	$11.97	$10.80	$10.27	$10.70	$11.03

Total return	11.65%	6.39%	2.58%	3.56%	8.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,074	$3,907	$915	$1,046	$1,625

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.33%	1.33%	1.22%	1.09%	1.25%
After fees waived and expenses absorbed[3]	1.14%	1.05%	1.05%	1.01%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.20%	1.45%	1.75%	1.14%	2.49%

Portfolio turnover rate	273%	280%	329%	237%	158%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

65 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.34	$10.76	$11.75	$11.52	$10.37
Income from Investment Operations:
Net investment income[2]	0.18	0.16	0.20	0.20	0.20
Net realized and unrealized gain (loss)	1.60	0.71	(0.22)	0.86	1.05
Total from investment operations	1.78	0.87	(0.02)	1.06	1.25

Less Distributions:
From net investment income	-	(0.29)	(0.24)	(0.22)	(0.08)
From net realized gain	(0.42)	-	(0.73)	(0.61)	(0.02)
Total distributions	(0.42)	(0.29)	(0.97)	(0.83)	(0.10)
Net asset value, end of period	$12.70	$11.34	$10.76	$11.75	$11.52

Total return	15.98%	8.17%	1.09%	9.61%	12.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$147,069	$134,479	$145,402	$151,866	$133,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.77%	0.90%	0.70%	0.67%	0.68%
After fees waived and expenses absorbed[3]	0.70%	0.80%	0.63%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.41%	1.50%	1.95%	1.75%	1.88%

Portfolio turnover rate	272%	334%	316%	303%	138%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

66 ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.34	$10.78	$11.74	$11.50	$10.36
Income from Investment Operations:
Net investment income[2]	0.13	0.13	0.18	0.18	0.15
Net realized and unrealized gain (loss)	1.61	0.71	(0.21)	0.84	1.06
Total from investment operations	1.74	0.84	(0.03)	1.02	1.21

Less Distributions:
From net investment income	-	(0.28)	(0.20)	(0.17)	(0.05)
From net realized gain	(0.42)	-	(0.73)	(0.61)	(0.02)
Total distributions	(0.42)	(0.28)	(0.93)	(0.78)	(0.07)
Net asset value, end of period	$12.66	$11.34	$10.78	$11.74	$11.50

Total return	15.62%	7.88%	0.95%	9.28%	11.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,002	$32,978	$28,568	$26,455	$24,962

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.15%	1.11%	0.95%	0.94%	1.06%
After fees waived and expenses absorbed[3]	1.08%	1.05%	0.88%	0.86%	0.97%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.03%	1.24%	1.67%	1.52%	1.50%

Portfolio turnover rate	272%	334%	316%	303%	138%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

67 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.72	$10.67	$11.95	$11.90	$10.44
Income from Investment Operations:
Net investment income[2]	0.14	0.13	0.17	0.16	0.16
Net realized and unrealized gain (loss)	2.06	1.08	(0.41)	1.08	1.38
Total from investment operations	2.20	1.21	(0.24)	1.24	1.54

Less Distributions:
From net investment income	(0.07)	(0.16)	(0.19)	(0.20)	(0.06)
From net realized gain	(0.65)	-	(0.85)	(0.99)	(0.02)
Total distributions	(0.72)	(0.16)	(1.04)	(1.19)	(0.08)
Net asset value, end of period	$13.20	$11.72	$10.67	$11.95	$11.90

Total return	19.40%	11.49%	(0.62)%	11.02%	14.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$241,493	$215,221	$206,037	$226,003	$193,831

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.75%	0.89%	0.69%	0.66%	0.68%
After fees waived and expenses absorbed[3]	0.70%	0.80%	0.62%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.11%	1.23%	1.67%	1.34%	1.49%

Portfolio turnover rate	236%	351%	313%	285%	125%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

68 ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.78	$10.70	$11.98	$11.89	$10.43
Income from Investment Operations:
Net investment income[2]	0.10	0.11	0.14	0.13	0.12
Net realized and unrealized gain (loss)	2.06	1.09	(0.42)	1.09	1.39
Total from investment operations	2.16	1.20	(0.28)	1.22	1.51

Less Distributions:
From net investment income	(0.04)	(0.12)	(0.15)	(0.14)	(0.03)
From net realized gain	(0.65)	-	(0.85)	(0.99)	(0.02)
Total distributions	(0.69)	(0.12)	(1.00)	(1.13)	(0.05)
Net asset value, end of period	$13.25	$11.78	$10.70	$11.98	$11.89

Total return	18.90%	11.30%	(0.95)%	10.78%	14.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,860	$28,606	$25,928	$23,370	$20,799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.13%	1.10%	0.96%	0.93%	1.05%
After fees waived and expenses absorbed[3]	1.08%	1.03%	0.89%	0.86%	0.96%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	0.73%	1.00%	1.37%	1.09%	1.12%

Portfolio turnover rate	236%	351%	313%	285%	125%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

69 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.18	$11.08	$12.30	$12.12	$10.48
Income from Investment Operations:
Net investment income[2]	0.11	0.11	0.14	0.11	0.12
Net realized and unrealized gain (loss)	2.66	1.10	(0.56)	1.22	1.59
Total from investment operations	2.77	1.21	(0.42)	1.33	1.71

Less Distributions:
From net investment income	(0.11)	(0.05)	(0.13)	(0.16)	(0.05)
From net realized gain	(0.32)	(0.06)	(0.67)	(0.99)	(0.02)
Total distributions	(0.43)	(0.11)	(0.80)	(1.15)	(0.07)
Net asset value, end of period	$14.52	$12.18	$11.08	$12.30	$12.12

Total return	23.12%	11.01%	(2.27)%	11.51%	16.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$140,726	$105,095	$82,222	$78,594	$56,415

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.77%	0.90%	0.72%	0.69%	0.71%
After fees waived and expenses absorbed[3]	0.72%	0.80%	0.65%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	0.76%	1.01%	1.27%	0.93%	1.07%

Portfolio turnover rate	231%	326%	282%	298%	145%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

70 ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30 ,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.19	$11.09	$12.30	$12.12	$10.48
Income from Investment Operations:
Net investment income[2]	0.06	0.09	0.11	0.08	0.08
Net realized and unrealized gain (loss)	2.65	1.10	(0.55)	1.21	1.59
Total from investment operations	2.71	1.19	(0.44)	1.29	1.67

Less Distributions:
From net investment income	(0.09)	(0.03)	(0.10)	(0.12)	(0.01)
From net realized gain	(0.32)	(0.06)	(0.67)	(0.99)	(0.02)
Total distributions	(0.41)	(0.09)	(0.77)	(1.11)	(0.03)
Net asset value, end of period	$14.49	$12.19	$11.09	$12.30	$12.12

Total return	22.60%	10.74%	(2.47)%	11.12%	16.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,376	$9,624	$9,582	$10,818	$7,428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.13%	1.11%	0.98%	0.95%	1.07%
After fees waived and expenses absorbed[3]	1.07%	1.05%	0.91%	0.87%	0.98%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	0.40%	0.79%	1.03%	0.70%	0.70%

Portfolio turnover rate	231%	326%	282%	298%	145%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

71 ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016 as series of World Funds Trust. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the corresponding series of the Trust and the assumption by such series of the liabilities of the Predecessor Fund (the “Reorganizations”). Shareholders of each Predecessor Fund approved the Reorganization of their Fund at a Special Meeting held on May 21, 2021. The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As a result, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The Reorganizations were accomplished by a tax-free exchange in which each shareholder of the Funds received the same aggregate share net asset value. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the Shares Issued, Net Assets, Accumulated undistributed net realized gain (loss) on investments, Accumulated undistributed net investment income and Unrealized appreciation on investments were as followed:

	Shares Issued	Net Assets	Accumulated undistributed net investment income	Accumulated net realized gain on investments	Unrealized appreciation on investments
Very Conservative			$162,240	$978,673	$338,984
Service Class	972,708	$10,480,392
R4 Class	966,076	10,561,700

Conservative			749,963	5,065,292	1,664,482
Service Class	4,345,839	49,719,004
R4 Class	1,482,465	16,984,922

Conservative/Moderate			253,048	1,961,034	1,519,466
Service Class	1,770,357	20,647,756
R4 Class	601,812	7,155,363

Moderate			1,738,449	19,021,545	17,882,914
Service Class	11,911,702	150,511,701
R4 Class	3,283,598	41,408,046

Growth			$2,113,946	$28,253,159	$35,635,722
Service Class	18,845,874	$247,725,983
R4 Class	3,088,335	40,807,814

Aggressive Growth	9,975,711	144,627,192	734,812	14,512,357	21,844,003
Service Class	1,069,152	15,487,050
R4 Class

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

72 ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Each Fund’s securities are valued at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Shares of each Fund will be valued using their net asset value per share (“NAV”) which is determined as of the close of the regular trading session on the NYSE or otherwise in accordance with the Fund’s prospectus. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the fund accounting agent, in consultation with the Adviser, under procedures set by the Board.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since the Funds invest exclusively in mutual funds and ETFs, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

73 ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●        Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●        Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●        Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as September 30, 2021, in valuing the Funds’ assets carried at fair value:

Very Conservative Fund	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$7,651,726	$-	$-	$7,651,726
Exchange-Traded Notes	150,209	-	-	150,209
Mutual Funds	13,657,785	-	-	13,657,785
Money Market Funds	2,759,065	-	-	2,759,065
Total Investments	$24,218,785	$-	$-	$24,218,785

Conservative Fund	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$18,653,909	$-	$-	$18,653,909
Exchange-Traded Notes	673,753	-	-	673,753
Mutual Funds	44,364,671	-	-	44,364,671
Money Market Funds	3,135,710	-	-	3,135,710
Total Investments	$66,828,043	$-	$-	$66,828,043

74 ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

Conservative/Moderate Fund	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$10,563,133	$-	$-	$10,563,133
Exchange-Traded Notes	403,118	-	-	403,118
Mutual Funds	18,068,242	-	-	18,068,242
Money Market Funds	2,606,898	-	-	2,606,898
Total Investments	$31,641,391	$-	$-	$31,641,391

Moderate Fund	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$90,959,839	$-	$-	$90,959,839
Exchange-Traded Notes	3,200,050	-	-	3,200,050
Mutual Funds	91,361,412	-	-	91,361,412
Money Market Funds	6,602,083	-	-	6,602,083
Total Investments	$192,123,384	$-	$-	$192,123,384

Growth Fund	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$148,541,193	$-	$-	$148,541,193
Exchange-Traded Notes	4,958,253	-	-	4,958,253
Mutual Funds	121,249,010	-	-	121,249,010
Money Market Funds	11,632,012	-	-	11,632,012
Total Investments	$286,380,468	$-	$-	$286,380,468

Aggressive Growth Fund	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Investments
Exchange-Traded Funds	$87,540,567	$-	$-	$87,540,567
Exchange-Traded Notes	2,864,488	-	-	2,864,488
Mutual Funds	55,427,745	-	-	55,427,745
Money Market Funds	8,372,991	-	-	8,372,991
Total Investments	$154,205,791	$-	$-	$154,205,791

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

75 ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

Organizational and Offering Costs

The Adviser has agreed to advance the Funds’ organizational costs and offering costs. Organizational costs are expensed as incurred and are subject to recoupment by the Adviser in accordance with the Funds’ expense limitation agreement discussed in Note 2. Offering costs, which are also subject to the Funds’ expense limitation agreement and discussed in Note 2, are amortized to expense over twelve months on a straight-line basis.

Organizational costs consist of the costs of forming the Funds, drafting of bylaws, administration, custody and transfer agency agreements and legal services in connection with the initial meeting of Trustees. Offering costs consist of the costs of preparing, reviewing and filing with the SEC the Funds’ registration statement, the costs of preparing, reviewing and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

For the year ended September 30, 2021, the aggregate amount of the organizational costs and offering costs are disclosed on the Statements of Operations.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2018.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30, 2021, these reclassifications were as follows:

		Distributable
	Paid-in Capital	Earnings
The E-Valuator Very Conservative Fund	$18,302	$(18,302)
The E-Valuator Conservative Fund	96,431	(96,431)
The E-Valuator Conservative/Moderate Fund	13	(13)
The E-Valuator Moderate Fund	561,667	(561,667)
The E-Valuator Growth Fund	-	-
The E-Valuator Aggressive Growth Fund	286,965	(286,965)

Distribution to Shareholders

The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

76 ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2023. Effective at the close of business May 21, 2021, the Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to recoupment by the Advisor within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2023. Effective October 1, 2019, the Adviser has elected to recoup such waivers, as applicable. During the year ended September 30, 2021, none of the waived expenses have been recouped by the Adviser. Prior to the Reorganizations, World Funds Trust on behalf of the Predecessor Funds and the Adviser were parties an expense limitation agreement on substantially the same terms.

For the year ended September 30, 2021, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$92,556	$(63,501)	$29,055
Conservative	294,356	(79,544)	214,812
Conservative/Moderate	122,104	(52,587)	69,517
Moderate	855,183	(132,748)	722,435
Growth	1,272,113	(158,027)	1,114,086
Aggressive Growth	668,156	(84,031)	584,125

The total amounts of fees waived and expenses reimbursed that are subject to recoupment for the Funds as of September 30, 2021, and expiration dates are as follows:

Recoverable Waives and Reimbursements Subject to Recoupment and Expiration Dates
Fund	2022	2023	2024	Total
Very Conservative	$8,763	$44,360	$63,501	$116,624
Conservative	-	76,974	79,544	156,518
Conservative/Moderate	12,903	51,412	52,587	116,902
Moderate	-	161,433	132,748	294,181
Growth	-	199,093	158,027	347,120
Aggressive Growth	-	99,672	84,031	183,703

Effective at the close of business May 21, 2021, the Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Prior to close of Business May 21, 2021, the Board had adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund would finance from the assets of its R4 Class Shares certain activities or expenses that were intended primarily to result in the sale of shares of such class. Each Fund financed these distribution and service activities through payments made to the Funds’ former principal underwriter (the “ Former Distributor”). The fee paid to the Former Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees were paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may of been used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

77 ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

For the year ended September 30, 2021, the distribution and service fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

Effective close of business May 21, 2021, each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Prior to the close of business May 21, 2021, each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class and Service Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2021, the Plan’s fees incurred by each Fund are disclosed on the Statement of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. Prior to the close of business on May 21, 2021, Commonwealth Fund Services Inc. (“CFS”), served as the Funds’ fund accountant, transfer agent, and administrator.

As administrator, CFS provided shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2021, the following fees were paid by the Funds to UMBFS and CFS:

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include out of pocket expenses not paid to CFS.

Prior to the close of business on May 21, 2021, certain officers and trustees of the Funds were also employees of CFS. After the close of business on May 21, 2021, certain officers and trustees of the Funds are employees of UMBFS and the Advisor.

Fund	UMBFS	CFS	Fund Accounting, Administration and Transfer Agent Fees
Very Conservative	$15,296	$9,807	$25,104
Conservative	27,861	29,304	57,166
Conservative/Moderate	17,697	11,723	29,420
Moderate	61,055	89,662	150,716
Growth	87,128	127,059	214,187
Aggressive Growth	52,350	63,046	115,395

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the year ended September 30, 2021, were as follows:

Fund	Purchases	Sales	Securities sold short	Cover short securities
Very Conservative	$57,195,938	$53,869,080	$-	$-
Conservative	182,479,086	180,654,523	877,566	872,850
Conservative/Moderate	75,915,059	71,094,059	354,289	352,381
Moderate	493,377,416	499,485,732	2,457,085	2,443,880
Growth	639,764,417	650,747,179	3,806,007	3,785,553
Aggressive Growth	332,795,117	326,234,620	1,990,472	1,979,775

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2021 and the year ended September 30, 2020 were as follows:

	Year ended September 30, 2021
	The E-Valuator Very Conservative Fund	The E-Valuator Conservative Fund	The E-Valuator Conservative/ Moderate Fund	The E-Valuator Moderate Fund	The E-Valuator Growth Fund	The E-Valuator Aggressive Growth Fund
Distributions paid from:
Ordinary income	$180,418	$309,585	$296,726	$3,136,786	$6,830,484	$2,409,742
Realized gains	31,996	726,965	-	3,162,498	7,953,507	1,602,728
	$212,414	$1,036,550	$296,726	$6,299,284	$14,783,991	$4,012,470

	Year ended September 30, 2020
	The E-Valuator Very Conservative Fund	The E-Valuator Conservative Fund	The E-Valuator Conservative/ Moderate Fund	The E-Valuator Moderate Fund	The E-Valuator Growth Fund	The E-Valuator Aggressive Growth Fund
Distributions paid from:
Ordinary income	$386,413	$1,966,261	$191,711	$4,532,981	$3,429,784	$432,375
Realized gains	-	153,788	-	-	-	517,928
	$386,413	$2,120,049	$191,711	$4,532,981	$3,429,784	$950,303

As of September 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	The E-Valuator Very Conservative Fund	The E-Valuator Conservative Fund	The E-Valuator Conservative/ Moderate Fund	The E-Valuator Moderate Fund	The E-Valuator Growth Fund	The E-Valuator Aggressive Growth Fund

Undistributed ordinary income	$1,027,103	$5,283,959	$1,968,539	$19,986,658	$31,837,139	$16,535,188
Undistributed long-term capital gains	315,177	1,469,796	858,184	6,636,064	7,866,993	4,254,497
Accumulated earnings	1,342,280	6,753,755	2,826,723	26,622,722	39,704,132	20,789,685
Distributions Payable	-	-	-	-	-	-
Accumulated Capital, other Losses, and differences in securities treatments	-	-	-	-	-	-
Unrealized Appreciation/(Depreciation)	73,624	821,027	994,889	11,245,192	25,135,833	15,070,856
Total Accumulated Earnings/(Deficit)	$1,415,904	$7,574,782	$3,821,612	$37,867,914	$64,839,965	$35,860,541

78 ANNUAL REPORT

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NOTES TO FINANCIAL STATEMENTS

September 30, 2021

Each Fund had a capital loss carryforward that was utilized during the year ended September 30, 2021 in the amounts as follows:

Fund	Total
Very Conservative	$7,654
Conservative	-
Conservative/Moderate	457,128
Moderate	-
Growth	-
Aggressive Growth	-

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	The E-Valuator Very Conservative Fund	The E-Valuator Conservative Fund	The E-Valuator Conservative/ Moderate Fund	The E-Valuator Moderate Fund	The E-Valuator Growth Fund	The E-Valuator Aggressive Growth Fund

Tax Cost	$24,145,161	$66,007,088	$30,646,502	$180,878,192	$261,244,635	$139,134,935

Tax Unrealized Appreciation	259,385	1,604,005	1,359,634	14,379,694	29,838,665	17,592,361
Tax Unrealized (Depreciation)	(185,761)	(783,050)	(364,745)	(3,134,502)	(4,702,832)	(2,521,505)
Net Unrealized Appreciation/(Depreciation)	$73,624	$820,955	$994,889	$11,245,192	$25,135,833	$15,070,856

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales.

NOTE 5 — COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

Subsequent to September 30, 2021, the Funds made the following distributions:

Fund	Record Date	Ex-Dividend Date	Character	Total
Very Conservative	10/20/2021	10/21/2021	Net investment income	$116,166
Conservative	10/20/2021	10/21/2021	Net investment income	502,410
Conservative/Moderate	10/20/2021	10/21/2021	Net investment income	137,688
Moderate	10/20/2021	10/21/2021	Net investment income	1,137,173
Growth	10/20/2021	10/21/2021	Net investment income	555,148
Aggressive Growth	10/20/2021	10/21/2021	Net investment income	918,910

79 ANNUAL REPORT

The E-Valuator Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund and Board of Trustees of E-Valuator Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%- 30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%- 70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%- 99%) RMS Fund (the “Funds”), each a series of E-Valuator Funds Trust, as of September 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 26, 2021

80 ANNUAL REPORT

The E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 507-2798. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald F. Dillenburg 1967	Independent Trustee	Since 2020	Vice President and Chief Compliance Officer AMG Funds, AMG Funds LLC (2016-2020); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-2019); Chief Compliance Officer, (1996-2019) and Sarbanes-Oxley Code of Ethics Compliance Officer (2016-2019), AMG Funds IV; Partner and Chief Compliance Officer (2006-2016), and Chief Financial Officer (2006-2010), Aston Asset Management, LLC; and Chief Operating Officer (2003-2016), Secretary (1996-2015), Chief Financial Officer (1997-2010), and Treasurer (1996-2010), Aston Funds.	6	None

Theresa M. Fredrick 1961	Independent Trustee	Since 2020	Director of Operational Due Diligence, Aurora Investment Management L.L.C. (2010-2017); Formerly, Consultant, Morningstar, Inc. (January 2020-October 2020).	6	None

Louis A. Holland, Jr. 1964	Independent Trustee, Board Chair	Since 2020	President and Chief Financial Officer, CUMOTA LLC (a family office) (since 2008).	6	Board Member, Wisconsin Foundation Alumni Association (since 2017); UWMadison Board of Visitors Letters & Science (since 2016); TNE Management, LLC (since 2013); MMAR, LLC (since 2019); and Adams Street Partners (since 2021).

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. However, each Independent Trustee is subject to retirement at age seventy-five (75).

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Kevin R. Miller, 1961	Trustee, President and Principal Executive Officer(2)	Since 2020	Chief Executive Officer and Chief Investment Officer, Systelligence, LLC (since 2016).	6	None

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust.

(2)	Mr. Miller is an “interested person” of the Trust, as defined in the 1940 Act, because of his position with the Adviser and/or certain of its affiliates.

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years
Collin J. Miller, 1988	Vice President and Secretary	Since 2020	President, Systelligence, LLC (since 2016); President, The E-Valuator, LLC (investment advisory software) (since 2013); President, SIIMPL LLC (wealth management platform) (since 2018).
Louis Sagert, 1980	Treasurer and Principal Financial Officer	Since 2020	Lead Administrator and Officer (since 2016) and other positions (2011-2016) at UMB Fund Services, Inc.
Kyle R. Bubeck, 1955 c/o P.O. Box 11550 Overland Park, KS 66207	Chief Compliance Officer	Since 2020	President and Founder of Beacon Compliance Services, Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).

(1)	Each officer serves until his or her resignation, retirement or removal by the Board, or until his or her successor shall have been duly appointed and qualified.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Tax Information

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designate income dividends of 83.20%, 0.00%, 81.33%, 0.00%, 11.99% and 29.77%, respectively, as qualified dividend income paid during the year ended September 30, 2021., as qualified dividend income paid during the year ended September 30, 2021.

Long-Term Capital Gains Designation

For the year ended September 30, 2021, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designate $31,996, $726,965, $0, $3,162,498, $7,952,637 and $1,602,950, respectively, as a 20% rate gain distribution.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 507-2798 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (888) 507-2798 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (888) 507-2798.

Privacy Notice

The following is a description of the Funds’ policies regarding the disclosure of nonpublic person information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer, or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise prove services to you.

83 ANNUAL REPORT

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply wit federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for E-Valuator Funds The Board of Trustees (the “Board” or the “Trustees”) of E-Valuator Funds Trust (the “Trust”), met on October 6, 2020 (the “Meeting”) to consider the initial approval of the investment advisory agreement between Systelligence, LLC (“Systelligence” or the “Advisor”) and the Trust, on behalf of The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative Fund”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative Fund”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate Fund”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate Fund”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth Fund”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth Fund”) (each a “Fund” and collectively, the “Funds”). In addition, on October 5, 2020, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met with their legal counsel to consider the investment advisory agreement.

In connection with its consideration of the investment advisory agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the investment advisory agreement, a memorandum provided by the Independent Trustees’ legal counsel summarizing the guidelines relevant to the Board’s consideration of the approval of the investment advisory agreement, a memorandum and other information provided by the Advisor (including the Advisor’s Form ADV Part 1A and select financial information of the Advisor), information regarding the expected profitability of the Funds, the performance of each corresponding series of the World Funds Trust (each, a “Predecessor Fund,” and together, the “Predecessor Funds”) and the performance of comparable funds, management fees and expense ratios (including comparative fee and expense information provided by an independent service), best execution and trading information and other pertinent information. The Board also discussed the proposed reorganization of each Predecessor Fund into a corresponding Fund and the Advisor’s track record with the Predecessor Funds, as well as information provided by the Advisor regarding the implementation of the firm’s business continuity plan and the operation of the Advisor during the COVID-19 pandemic. Based on its evaluation of this information, the Board, including all of the Independent Trustees, approved the investment advisory agreement for the Funds for an initial two-year period.

In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the investment advisory agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.

Nature, Extent and Quality of Services to be Provided to the Funds

The Board considered the nature, extent and quality of the services to be provided by the Advisor to the Funds. The Board discussed the experience and resources of Systelligence, as well as the depth and qualifications of the professional personnel of the Advisor, including the Funds’ sole portfolio manager, Kevin R. Miller. The Board noted that Mr. Miller has over 30 years of experience working with clients in proper fund selection and asset allocation based on client suitability. The Board also considered Mr. Miller’s experience in managing risk-based portfolios for clients for the past 20 years through collective investment trusts, which were ultimately converted into open-end mutual funds (i.e., the Predecessor Funds) in 2016. The Board also considered other services the Advisor would provide the Funds, such as providing compliance support (including the engagement of an outsourced Chief Compliance Officer) and overseeing the Funds’ other service providers. The Board concluded that the nature, extent and quality of the services to be provided by the Advisor to the Funds were appropriate and that the Funds were likely to benefit from services provided under the investment advisory agreement.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Investment Performance

Because the Funds had not yet commenced operations, the Board did not consider any performance information with respect to the Funds. The Board did consider the performance of the Predecessor Funds managed by the Advisor, as well as the performance of comparable funds. The Board noted that there was no comparable Morningstar category for the Very Conservative Fund, but that such Fund was compared against the same category as the Conservative Fund, and that a former series of World Funds Trust was merged into the Conservative/Moderate Fund and its past performance was based on a different investment strategy than its current peer group.

Expense Information

The Board examined the proposed fee and expense information for the Funds, including a comparison of such information to other mutual funds in the applicable Morningstar category. The Board noted that each Fund’s proposed advisory fee was generally above both the median and the average, but was not the highest (except for the advisory fees of the Conservative and Very Conservative Funds), in the applicable Morningstar category. The Board also considered the fact that the proposed advisory fee for each Fund was 0.45% of a Fund’s average daily assets, but the Advisor would contractually agree to waive its management fee to 0.38% for a period of two years. The Board also noted that, while the Advisor had contractually agreed to cap each Fund’s total expenses at 0.80% of a Fund’s average daily net assets, each Fund’s net expense ratio for the Service Class was above such level due to the fact that acquired fund fees and expenses are excluded from such expense waiver. The Board then noted that each Fund’s total expense ratio for the Service Class shares was generally above both the median and the average in the applicable Morningstar category, except the net expenses of the Service Class of the Aggressive Growth Fund were below the category average and median; however, the Board observed that none of the Funds’ net expenses were the highest in the applicable category. Based on their review of the industry data, the Trustees found that each Fund’s advisory fee and net expense ratios would be competitive as they relate to the applicable Morningstar category.

Costs of Services Provided and Profitability

The Board considered information about the financial condition of the Advisor and determined that the Advisor’s financial condition was sound and that the Advisor has maintained adequate profit levels to support its proposed services to the Funds from the revenue of its overall investment advisory business. The Board also considered information regarding the Advisor’s expected profitability ratio across the entire Fund complex and concluded that the Advisor’s expected profitability was reasonable.

In light of all of the information that it received and considered, the Board concluded that the proposed advisory fee and total expense ratio of each Fund were reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

Because the Funds had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in a Fund’s assets.

85 ANNUAL REPORT

The E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to be Derived from the Relationship with the Funds

The Board considered other potential benefits to the Advisor from serving as advisor to the Funds (in addition to the advisory fee), including greater name recognition. The Board noted that the Advisor’s affiliated entities may experience indirect benefits from the Advisor’s association with the Funds. The Board concluded that other benefits that may be realized by the Advisor from its relationship with the Funds were appropriate.

Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the investment advisory agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the investment advisory agreement was in the best interests of each Fund and its shareholders.

Shareholder Meeting Results

As discussed in the Proxy Statement filed with the SEC on March 17, 2021, all shareholders of the six series of World Funds Trust with the same names as the Funds (the “Predecessor Funds”) had the right to vote their shares at a special meeting of shareholders of the Predecessor Funds that was held on May 14, 2021 at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (the “Special Meeting”). At the Special Meeting, shareholders of the Predecessor Funds voted to approve the reorganization of each Predecessor Fund into the newly created corresponding Fund of the same name, in accordance with the Agreement and Plan of Reorganization (each, a “Reorganization”). Each Predecessor Fund approved the Reorganization at the Special Meeting. The number of votes cast as to each Predecessor Fund at the Special Meeting “For,” “Against” or “Abstained” is set forth below.

1	Approval of Reorganization

	Votes For	Votes Against	Votes Abstained
E-Valuator Very Conservative (0%-15%) RMS Fund	1,138,133	0	0
E-Valuator Conservative (15%-30%) RMS Fund	3,623,977	0	0
E-Valuator Conservative/Moderate (30%-50%) RMS Fund	1,463,852	0	3,190
E-Valuator Moderate (50%-70%) RMS Fund	9,945,369	0	2,592
E-Valuator Growth (70%-85%) RMS Fund	15,203,983	511	79,187
E-Valuator Aggressive Growth (85%-99%) RMS Fund	5,951,424	210	88,432

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The E-Valuator Funds
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2021 and held for the six months ended September 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	Ended*
	(4/1/21)	(9/30/21)	Ratio	(9/30/21)
Very Conservative
Service Class Actual	$1,000.00	$1,011.20	0.84%	$4.26
Service Class Hypothetical**	$1,000.00	$1,020.83	0.84%	$4.26
R4 Class Actual	$1,000.00	$1,009.20	1.17%	$5.89
R4 Class Hypothetical**	$1,000.00	$1,019.21	1.17%	$5.92
Conservative
Service Class Actual	$1,000.00	$1,016.80	0.80%	$4.05
Service Class Hypothetical**	$1,000.00	$1,021.05	0.80%	$4.06
R4 Class Actual	$1,000.00	$1,014.10	1.28%	$6.44
R4 Class Hypothetical**	$1,000.00	$1,018.68	1.28%	$6.45
Conservative/Moderate
Service Class Actual	$1,000.00	$1,021.70	0.80%	$4.07
Service Class Hypothetical**	$1,000.00	$1,021.04	0.80%	$4.07
R4 Class Actual	$1,000.00	$1,019.60	1.21%	$6.14
R4 Class Hypothetical**	$1,000.00	$1,018.99	1.21%	$6.14
Moderate
Service Class Actual	$1,000.00	$1,021.70	0.77%	$3.89
Service Class Hypothetical**	$1,000.00	$1,021.22	0.77%	$3.89
R4 Class Actual	$1,000.00	$1,020.10	1.16%	$5.89
R4 Class Hypothetical**	$1,000.00	$1,019.24	1.16%	$5.89
Growth
Service Class Actual	$1,000.00	$1,023.30	0.77%	$3.90
Service Class Hypothetical**	$1,000.00	$1,021.22	0.77%	$3.89
R4 Class Actual	$1,000.00	$1,021.60	1.16%	$5.88
R4 Class Hypothetical**	$1,000.00	$1,019.25	1.16%	$5.88
Aggressive Growth
Service Class Actual	$1,000.00	$1,024.00	0.79%	$4.00
Service Class Hypothetical**	$1,000.00	$1,021.12	0.79%	$3.99
R4 Class Actual	$1,000.00	$1,021.90	1.14%	$5.76
R4 Class Hypothetical**	$1,000.00	$1,019.37	1.14%	$5.76

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

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Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by UMB Distribution Services, LLC, Milwaukee, WI.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2021 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

88 ANNUAL REPORT

Investment Adviser:

Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

Distributor:

UMB Distribution Services, LLC

235 West Galena Street

Milwaukee , WI 53212

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Transfer Agent, Fund Accounting and Fund Administration:

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

89

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Code of Ethics for the Principal Executive and Principal Financial officer is incorporated as an Exhibit.

(b)	As of the end of the period covered by the report, with respect to the Registrant’s Code that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code definition enumerated in paragraph (b) of this Item 2.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

(a)	The Board of Trustees of the registrant has determined that Gerald Dillenburg, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Dillenburg is “independent” as that term is defined in the instructions to Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

Registrant
FY 2020	$72,000
FY 2021	$75,000

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(b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

Registrant
FY 2020	$-
FY 2021	$-
Nature of the fees:	N/A

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

Registrant
FY 2020	$18,000
FY 2021	$18,000
Nature of the fees:	Tax Services

(d) All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f) None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account’s full-time, permanent employees.

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(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant
FY 2020	$-
FY 2021	$-

(h) The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item (a) of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Code of Ethics for the Principal Executive and Principal Financial Officer subject of the disclosure required by Item 2. is attached herewith.

(a) (2)	Certifications of the Principal Executive Officer and Principle Financial Officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	Not applicable to open-end management investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuators Funds Trust

/s/ Kevin R. Miller
By: Kevin R. Miller
(Principal Executive Officer)
December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By: Kevin R. Miller
President
(Principal Executive Officer)
December 8, 2021

/s/ Louis Sagert
By: Louis Sagert
Treasurer
(Principal Financial Officer)
December 8, 2021

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